Investments in associates	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Investments in associates
16.	Investments in associates

(a)	Investments in associates as of December 31, 2024 and 2025 are as follows:

Investees	Country	Reporting date	Ownership (%)
			2024	2025
BNP Paribas Cardif Life Insurance (*1), (*7)	Korea	September 30	14.99	14.99
Shinhan-Neoplux Energy Newbiz Fund	Korea	December 31	31.66	31.66
Shinhan-Albatross tech investment Fund (*1)	Korea	November 30	50.00	50.00
VOGO Debt Strategy Qualified IV Private	Korea	December 31	20.00	20.00
Shinhan-Midas Donga Secondary Fund	Korea	December 31	50.00	50.00
ShinHan – Soo Young Entrepreneur Investment Fund No.1	Korea	December 31	24.00	24.00
Shinhan Praxis K-Growth Global Private Equity Fund (*7)	Korea	December 31	14.15	14.15
Kiwoom Milestone Professional Private Real Estate Trust 19	Korea	December 31	50.00	50.00
Shinhan Global Healthcare Fund 1 (*7)	Korea	December 31	3.13	4.41
KB NA Hickory Private Special Asset Fund (*5)	Korea	—	37.50	—
Koramco Europe Core Private Placement Real Estate Fund No.2-2	Korea	December 31	44.02	44.02

Investees	Country	Reporting date	Ownership (%)
			2024	2025
Shinhan-Nvestor Liquidity Solution Fund	Korea	December 31	24.92	24.92
Shinhan AIM FoF Fund 1-A	Korea	December 31	25.00	25.00
IGIS Global Credit Fund 150-1	Korea	December 31	25.00	25.00
Nomura-Rifa Private Real Estate Investment Trust 19	Korea	December 31	31.20	31.20
Genesis North America Power Company No.1 PEF	Korea	December 31	43.84	43.84
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3 (*5)	Korea	—	23.33	—
Korea Finance Security Co., Ltd. (*1), (*7)	Korea	September 30	14.91	14.91
MIEL Co., Ltd. (*2)	Korea	December 31	28.77	28.77
AIP Transportation Specialized Privately Placed Fund Trust #1	Korea	December 31	35.73	35.73
Kiwoom-Shinhan Innovation Fund I	Korea	December 31	50.00	50.00
Samchully Midstream Private Placement Special Asset Fund 5-4	Korea	December 31	41.67	41.67
MK Ventures-K Clavis Growth Capital Venture Fund 1	Korea	December 31	26.67	26.67
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37 (*4)	Korea	December 31	60.00	60.00
Milestone Private Real Estate Fund 3	Korea	December 31	32.06	32.06
Nomura-Rifa Private Real Estate Investment Trust 31	Korea	December 31	31.31	31.31
FuturePlay-Shinhan TechInnovation Fund 1	Korea	December 31	50.00	50.00
Stonebridge Corporate 1st Fund (*5)	Korea	—	44.12	—
Vogo Realty Partners Private Real Estate Fund V	Korea	December 31	21.64	21.64
Korea Credit Bureau (*1), (*7)	Korea	September 30	9.00	9.00
Goduck Gangil1 PFV Co., Ltd. (*1), (*7)	Korea	September 30	1.04	1.04
SBC PFV Co., Ltd. (*1), (*7), (*8)	Korea	September 30	25.00	25.00
NH-amundi global infra private fund 16	Korea	December 31	50.00	50.00
SH BNCT Professional Investment Type Private Special Asset Investment Trust (*9)	Korea	December 31	72.50	72.50
IGIS Real-estate Private Investment Trust No.33	Korea	December 31	40.86	24.18
Goduck Gangil10 PFV Co., Ltd. (*1), (*7)	Korea	September 30	19.90	19.90
Fidelis Global Private Real Estate Trust No.2 (*6)	Korea	December 31	79.63	79.63
AIP EURO PRIVATE REAL ESTATE TRUST No. 12	Korea	December 31	28.70	28.70
Shinhan Global Healthcare Fund 2 (*7)	Korea	December 31	13.68	13.68
Shinhan AIM Real Estate Fund No.1	Korea	December 31	21.01	21.01
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust	Korea	December 31	22.02	22.02

Investees	Country	Reporting date	Ownership (%)
			2024	2025
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust	Korea	December 31	29.19	29.19
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No. 7-2 (*6)	Korea	December 31	71.43	71.43
Korea Omega-Shinhan Project Fund I	Korea	December 31	50.00	50.00
Samsung SRA Real Estate Professional Private 45	Korea	December 31	25.00	25.00
IBK Global New Renewable Energy Special Asset Professional Private2	Korea	December 31	28.98	28.98
VS Cornerstone Fund (*5)	Korea	—	41.18	—
Kakao-Shinhan 1st TNYT Fund	Korea	December 31	48.62	48.62
Pacific Private Placement Real Estate Fund No. 40	Korea	December 31	24.73	24.73
LB Scotland Amazon Fulfillment Center Fund 29 (*4)	Korea	December 31	65.00	65.00
JR AMC Hungary Budapest Office Fund 16	Korea	December 31	32.57	34.87
Gyeonggi-Neoplux Superman Fund	Korea	December 31	21.76	21.76
NewWave 6th Fund	Korea	December 31	30.00	30.00
Neoplux No. 3 Private Equity Fund (*3)	Korea	December 31	10.00	10.00
PCC Amberstone Private Equity Fund I	Korea	December 31	21.67	21.67
KIAMCO POWERLOAN TRUST 4TH	Korea	December 31	47.37	47.37
Mastern Opportunity Seeking Real Estate Fund II	Korea	December 31	22.22	20.00
Neoplux Market-Frontier Secondary Fund (*3)	Korea	December 31	19.74	19.74
Synergy Green New Deal 1st New Technology Business Investment Fund (*5)	Korea	—	28.17	—
KIAMCO Vietnam Solar Special Asset Private Investment Trust	Korea	December 31	50.00	50.00
SHINHAN-NEO Core Industrial Technology Fund	Korea	December 31	49.75	49.75
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No. 2	Korea	December 31	30.00	30.00
Eum Private Equity Fund No. 7	Korea	December 31	21.00	21.00
Kiwoom Hero No. 4 Private Equity Fund (*5)	Korea	—	21.05	—
AJ-KOSNET Semicon One Venture Fund	Korea	December 31	22.22	22.22
Shinhan Smilegate Global PEF I (*5)	Korea	—	14.21	—
Genesis Eco No. 1 PEF	Korea	December 31	29.00	29.00
SHINHAN-NEO Market-Frontier 2nd Fund	Korea	December 31	42.70	42.70
J& Moorim Jade Investment Fund (*5)	Korea	—	24.89	—
Ulmus SHC innovation investment fund	Korea	December 31	24.04	24.04
T Core Industrial Technology 1st Venture PEF	Korea	December 31	31.47	31.47
TI First Property Private Investment Trust 1	Korea	December 31	40.00	40.00
Kiwoom-Shinhan Innovation Fund 2	Korea	December 31	42.86	42.86

Investees	Country	Reporting date	Ownership (%)
			2024	2025
ETRI Holdings-Shinhan 1st Unicorn Fund	Korea	December 31	50.00	50.00
SJ ESG Innovative Growth Fund (*5)	Korea	—	28.57	—
AVES 1st Corporate Recovery Private Equity Fund (*4)	Korea	December 31	76.19	76.19
Reverent-Shinhan Vista Fund (*3)	Korea	December 31	13.41	13.41
JS Shinhan Private Equity Fund (*3)	Korea	December 31	3.85	3.85
Meta TB ESG Private Equity Fund I	Korea	December 31	27.40	27.40
Shinhan VC tomorrow venture fund 1	Korea	December 31	39.62	39.62
H-IOTA Fund (*5)	Korea	—	24.81	—
Stonebridge-Shinhan Unicorn Secondary Fund	Korea	December 31	26.01	26.01
Tres-Yujin Trust	Korea	December 31	50.00	50.00
Shinhan-Time mezzanine blind Fund (*5)	Korea	—	50.00	—
Capstone REITs No. 26	Korea	December 31	50.00	50.00
JB Incheon-Bucheon REITS No. 54	Korea	December 31	39.31	39.31
Hankook Smart Real Asset Investment Trust No.3	Korea	December 31	33.33	33.33
JB Hwaseong-Hadong REITs No. 53	Korea	December 31	31.03	31.03
KB Oaktree Trust No. 3	Korea	December 31	33.33	33.33
KAI-The Square Fund 1	Korea	December 31	47.96	47.96
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No. 2	Korea	December 31	29.73	29.73
Shinhan JigaeNamsan Road Private Special Asset Investment Trust	Korea	December 31	24.85	24.85
KB Distribution Private Real Estate 3-1	Korea	December 31	37.50	37.50
Pacific Private Investment Trust No. 49-1 (*6)	Korea	December 31	79.28	79.28
KIWOOM Real estate private placement fund for normal investors No. 31 (*6)	Korea	December 31	60.00	60.00
RIFA Real estate private placement fund for normal investors No. 51	Korea	December 31	40.00	40.00
Shinhan-Kunicorn first Fund	Korea	December 31	38.31	38.31
Shinhan-Quantum Startup Fund	Korea	December 31	49.18	49.18
Shinhan Simone Fund I	Korea	December 31	38.46	38.46
Korea Investment develop seed Trust No.1	Korea	December 31	40.00	40.00
Tiger Green alpha Trust No. 29 (*5)	Korea	—	95.24	—
STIC ALT Global II Private Equity Fund	Korea	December 31	21.74	21.74
DDI LVC Master Real Estate Investment Trust Co., Ltd. (*1), (*7)	Korea	September 30	15.00	15.00
Find-Green New Deal 2nd Equity Fund	Korea	December 31	22.57	22.57
ShinhanFitrin 1st Technology Business Investment Association (*3)	Korea	December 31	16.17	16.17
Koramco Private Real Estate Fund 143	Korea	December 31	30.30	30.30
Korea Investment Top Mezzanine Private Real Estate Trust No. 1	Korea	December 31	22.22	22.22

Investees	Country	Reporting date	Ownership (%)
			2024	2025
LB YoungNam Logistics Private Trust No. 40	Korea	December 31	25.00	25.00
Shinhan-Cognitive Start-up Fund L.P.	Korea	December 31	32.77	32.77
Cornerstone J&M Fund I (*5)	Korea	—	26.67	—
Logisvalley Shinhan REIT Co., Ltd. (*1)	Korea	September 30	20.27	20.27
Shinhan-G.N.Tech Smart Innovation Fund	Korea	December 31	50.00	50.00
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st	Korea	December 31	50.00	50.00
Korea Investment Green Newdeal Infra Trust No. 1	Korea	December 31	27.97	27.97
BTS 2nd Private Equity Fund (*1)	Korea	November 30	26.00	26.00
NH-J&-IBKC Label Technology Fund	Korea	December 31	27.81	27.81
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund	Korea	December 31	50.00	50.00
Shinhan-isquare Venture PEF 1	Korea	December 31	40.00	40.00
Aurum Goldrush ESG Private Fund No. 1	Korea	December 31	28.33	28.33
Capstone Develop Frontier Trust (*5)	Korea	—	21.43	—
Nextrade Co., Ltd. (*7)	Korea	December 31	8.00	8.00
IBKC-Behigh Fund 1st	Korea	December 31	29.73	29.73
ON No.1 Private Equity Fund (*5)	Korea	—	28.57	—
Digital New Deal Kappa Private Equity Fund (*5)	Korea	—	24.75	—
DS-Shinhan-JBWoori New Media New Technology Investment Fund No. 1	Korea	December 31	20.83	20.83
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18	Korea	December 31	28.57	28.57
Koramco IPO REITS Mezzanine General Private Investment Trust No. 38 (*4)	Korea	December 31	75.00	75.00
TogetherKorea Private Investment Trust No. 6 (*6)	Korea	December 31	99.98	99.98
TogetherKorea Private Investment Trust No. 7 (*6)	Korea	December 31	99.98	99.98
Kiwoom Core Industrial Technology Investment Fund No. 3	Korea	December 31	34.75	34.75
Penture K-Content Investment Fund (*7)	Korea	December 31	19.78	19.78
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund	Korea	December 31	30.00	30.00
Hana Alternative Investment Kosmes PCBO General PEF No. 1	Korea	December 31	37.04	37.04
Shinhan-Timefolio Bio Accelerator Fund	Korea	December 31	48.39	48.39
Shinhan M&A-ESG Fund	Korea	December 31	23.33	23.33
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.	Korea	December 31	28.43	28.43
KDBC meta-enter New Technology investment fund (*5)	Korea	—	27.89	—

Investees	Country	Reporting date	Ownership (%)
			2024	2025
Shinhan Time Secondary Blind New Technology Investment Trust	Korea	December 31	47.50	47.50
Shinhan DS Secondary Investment Fund	Korea	December 31	49.83	49.83
Shinhan-openwater pre-IPO Investment Trust 1	Korea	December 31	50.00	50.00
Shinhan-CJ TechInnovation Fund 1st	Korea	December 31	40.00	40.00
Shinhan-Eco Venture Fund 2nd	Korea	December 31	40.00	40.00
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1	Korea	December 31	40.00	40.00
Hantoo Shinhan Lake K-beauty Technology Investment Trust	Korea	December 31	22.96	22.96
Shinhan HB Wellness 1st Investment Trust	Korea	December 31	48.54	48.54
Korea real Asset Fund No. 3	Korea	December 31	28.57	28.57
Timefolio Tech Fund I	Korea	December 31	21.18	21.18
PineStreet Global Corporate FoF XIII-2 (*6)	Korea	December 31	100.00	100.00
IGIS Yongsan Office General Private Real Estate Investment Trust 518	Korea	December 31	26.22	26.22
SH K-REITs Infra Real Estate Investment Trust (FoFs)	Korea	December 31	20.40	23.30
Samsung-dunamu Innovative IT Technology Investment Trust No. 1	Korea	December 31	22.99	22.99
Time Robotics New Technology Investment Trust	Korea	December 31	29.86	29.86
Ascent-welcome Technology Investment Trust No. 2	Korea	December 31	27.65	27.65
Newmain I funds (*5)	Korea	—	36.36	—
Igis General PE Real Estate Investment Trust 517-1 (*6)	Korea	December 31	96.78	96.71
SH Ulmus M.P.E. Innovative Venture Fund 7	Korea	December 31	28.57	28.57
Consus Osansegyo No. 2	Korea	December 31	50.00	50.00
Shinhan AIM Private Fund of Fund 9-B	Korea	December 31	25.00	25.00
Shinhan General Private Real Estate Investment Trust No. 3	Korea	December 31	20.75	20.75
Paros Kosdaq Venture General Private Investment Trust No. 5	Korea	December 31	28.56	29.45
Shinhan-soo secondary Fund (*6)	Korea	December 31	77.61	77.61
TECHFIN RATINGS Co., Ltd. (*1)	Korea	September 30	45.00	45.00
Songpa biz cluster PFV Co., Ltd. (*1), (*7), (*10)	Korea	September 30	27.40	27.40
Planeta PTE LTD	Singapore	December 31	33.33	33.33
The E&Shinhan New Growth Up Fund	Korea	December 31	50.00	50.00
HHR Special Situation Real Estate Private Investment Trust No. 13	Korea	December 31	20.00	20.00
Shinhan-GB FutureFlow Fund L.P.	Korea	December 31	58.18	50.00
Credila Financial Services (*1), (*7)	India	September 30	10.93	10.06

Investees	Country	Reporting date	Ownership (%)
			2024	2025
Shinhan-DS Mezzanine Fund 1 (*7)	Korea	December 31	15.09	15.09
Shinhan Time BM sobujang Fund	Korea	December 31	29.41	29.41
Tigris Fund No. 58	Korea	December 31	20.83	20.83
Shinhan Market-Frontier Fund III	Korea	December 31	44.02	44.02
DB IPO HighYield Fund 1 (*5)	Korea	—	28.57	—
Exponential SQUARE Private Investment Trust No. 1 (*5)	Korea	—	50.99	—
Fine North America Credit Private Mixed Asset Investment Trust 22 (*6)	Korea	December 31	58.82	58.82
IGIS Private Real Estate Investment No. 454	Korea	December 31	24.04	24.04
IGIS Private Real Estate Investment No. 462 (*6)	Korea	December 31	69.20	69.20
BNW Recharge Private Equity Fund	Korea	December 31	21.13	21.13
United Partners Realasset Fund No. 14	Korea	December 31	33.33	33.33
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 12 (*5)	Korea	—	5.00	—
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 13 (*5)	Korea	—	5.00	—
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 14 (*7)	Korea	December 31	5.00	7.67
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 15 (*7)	Korea	December 31	5.00	7.79
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 16 (*7)	Korea	December 31	5.00	7.67
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 17 (*7)	Korea	December 31	5.00	7.40
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 18 (*7)	Korea	December 31	5.00	6.39
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 19 (*7)	Korea	December 31	5.00	6.55
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity] (*7)	Korea	December 31	22.37	19.91
SH Prestige High Dividend Security Feeder No. 1[Equity]	Korea	December 31	21.55	23.92
IGIS Real Estate General Private Feeder Investment Company No. 562 (*6)	Korea	December 31	—	88.46
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 21 (*7)	Korea	December 31	—	4.97
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 22 (*7)	Korea	December 31	—	4.97
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 23 (*7)	Korea	December 31	—	4.97
Finflow (*7)	Korea	December 31	—	15.00

Investees	Country	Reporting date	Ownership (%)
			2024	2025
Fireant Media and Digital Service Joint Stock Company (*7)	Korea	December 31	—	17.66
ST EIP Holdings Inc.	Korea	December 31	—	49.00
AMP Capital Global Infrastructure Fund II B L (*7)	Korea	December 31	—	1.50
Post CR REITS No.1 (*6)	Korea	December 31	—	70.00
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)[Bond-FoFs]	Korea	December 31	—	23.30

(*1)
As the financial statements as of December 31, 2025 were not available, the most recent financial statements available after the reporting date were used in applying the equity method. Significant transactions and events that occurred during the period have been appropriately reflected.

(*2)
Shares were acquired through a
debt-to-equity
swap during the rehabilitation process. Although voting rights could not be exercised during the rehabilitation process, normal voting rights became exercisable as the rehabilitation process ended before December 31, 2025. Therefore, it has been reclassified from financial assets measured at fair value through profit or loss(FVTPL) to investments in associates.

(*3)	As a managing partner, the Group has a significant influence over the investees.
(*4)	As a limited partner, the Group does not have an ability to participate in policy-making processes to obtain economic benefit from the investees that would allow the Group to control the entity.
(*5)	Excluded from the investments in associates due to full or partial disposal of shares, or loss of significant influence.
(*6)
Although the ownership percentages are more than 50%, the Group applies the equity method accounting as the Group does not have an ability to participate in the financial and operating policy-making process.

(*7)
Although the ownership percentages are less than 20%, the Group applies the equity method accounting since it participates in policy-making processes and therefore can exercise significant influence on investees.

(*8)	The rate of Group’s voting rights is 4.65%.
(*9)
Although the Group has a significant influence with ownership percentage more than 50%, the contribution was classified as investments in associates as the Group is not exposed to variable returns due to the payment guarantee for the entire investment amount.

(*10)	The rate of Group’s voting rights is 19.86%.

(b)	Changes in investments in associates for the years ended December 31, 2024 and 2025 are as follows:

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	39,272	—	(3,423)	587	—	36,436
Shinhan-Neoplux Energy Newbiz Fund		22,358	(9,196)	1,450	—	—	14,612
Shinhan-Albatross tech investment Fund		15,499	(8,312)	1,485	—	—	8,672
KCGI-SingA330-A Private Special Asset Investment Trust		4,609	(4,876)	267	—	—	—
VOGO Debt Strategy Qualified IV Private		6,532	(3,465)	646	—	—	3,713
Shinhan-Midas Donga Secondary Fund		4,301	(750)	(399)	—	—	3,152
ShinHan – Soo Young Entrepreneur Investment Fund No. 1		4,862	(5,760)	4,279	—	—	3,381
Shinhan Praxis K-Growth Global Private Equity Fund		3,692	—	(2)	—	—	3,690
Kiwoom Milestone Professional Private Real Estate Trust 19 (*)		—	—	—	—	—	—
Shinhan Global Healthcare Fund 1 (*)		—	—	—	—	—	—
KB NA Hickory Private Special Asset Fund		24,096	(7,321)	718	—	—	17,493
Koramco Europe Core Private Placement Real Estate Fund No. 2-2		18,799	1,058	370	—	(13,412)	6,815
KDBC-Midas Dong-A Global contents Fund		4,288	—	(1,648)	—	—	2,640
Shinhan-Nvestor Liquidity Solution Fund		6,088	(1,270)	308	—	—	5,126
Shinhan AIM FoF Fund 1-A		9,635	(1,169)	1,338	—	—	9,804
IGIS Global Credit Fund 150-1		4,286	(549)	1,252	—	—	4,989
Korea Omega Project Fund III		3,696	(2,274)	(1,422)	—	—	—
Genesis North America Power Company No. 1 PEF		6,358	(3,143)	3,587	—	—	6,802
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No. 3		40,764	(37,990)	6,628	—	—	9,402
Korea Finance Security Co., Ltd.		3,245	—	297	—	—	3,542
MIEL Co., Ltd. (*)		—	—	—	—	—	—

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
AIP Transportation Specialized Privately Placed Fund Trust #1	~~W~~	46,372	3,460	8,975	—	—	58,807
Kiwoom-Shinhan Innovation Fund I		7,854	—	125	—	—	7,979
Midas Asset Global CRE Debt Private Fund No. 6		54,881	(57,919)	3,038	—	—	—
Samchully Midstream Private Placement Special Asset Fund 5-4		33,163	2,416	3,905	—	—	39,484
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No. 3		7,254	(7,664)	410	—	—	—
MK Ventures-K Clavis Growth Capital Venture Fund 1 (*)		—	(183)	3	—	183	3
NH-Amundi Global Infrastructure Trust 14		18,728	(20,589)	1,861	—	—	—
Vestas Qualified Investors Private Real Estate Fund Investment Trust No. 37		35,265	(1,591)	1,739	—	—	35,413
Milestone Private Real Estate Fund 3		17,615	1,619	(114)	—	—	19,120
Nomura-Rifa Private Real Estate Investment Trust 31		6,889	—	(546)	—	—	6,343
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No. 2		3,138	(889)	269	—	—	2,518
FuturePlay-Shinhan TechInnovation Fund 1		7,847	(1,238)	(824)	—	—	5,785
Stonebridge Corporate 1st Fund		4,142	—	(165)	—	—	3,977
Vogo Realty Partners Private Real Estate Fund V		10,792	1,379	(1,509)	—	—	10,662
Korea Credit Bureau		6,738	(45)	881	—	—	7,574
Goduck Gangil1 PFV Co., Ltd.		180	(148)	64	—	—	96
SBC PFV Co., Ltd.		30,774	8,750	(1,908)	—	—	37,616
NH-amundi global infra private fund 16		50,652	4,293	(21,977)	—	—	32,968
SH BNCT Professional Investment Type Private Special Asset Investment Trust		244,772	(31,676)	12,612	—	—	225,708
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24		18,110	(19,646)	1,536	—	—	—
Sparklabs-Shinhan Opportunity Fund 1		3,914	—	(1,189)	—	—	2,725

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
IGIS Real-estate Private Investment Trust No. 33	~~W~~	15,271	(809)	1,170	—	—	15,632
Goduck Gangil10 PFV Co., Ltd.		5,081	(212)	1,296	—	—	6,165
Fidelis Global Private Real Estate Trust No. 2		551	—	—	—	—	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		48,619	2,955	2,919	—	(29,849)	24,644
Shinhan Global Healthcare Fund 2 (*)		—	—	—	—	—	—
Shinhan AIM Real Estate Fund No. 2		26,678	1,760	(26,884)	—	—	1,554
Shinhan AIM Real Estate Fund No. 1		51,873	2,613	(51,602)	—	—	2,884
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		34,781	(856)	5,566	—	—	39,491
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		20,053	—	1,894	—	—	21,947
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No. 7-2		17,516	(3,377)	1,631	—	—	15,770
Korea Omega-Shinhan Project Fund I		11,630	(1,957)	9,800	—	—	19,473
Samsung SRA Real Estate Professional Private 45		31,432	(3,954)	2,798	—	—	30,276
IBK Global New Renewable Energy Special Asset Professional Private2		32,296	(1,266)	2,068	—	—	33,098
VS Cornerstone Fund		3,280	—	(55)	—	—	3,225
NH-Amundi US Infrastructure Private Fund2		29,725	(30,845)	1,664	—	—	544
Kakao-Shinhan 1st TNYT Fund		19,866	—	3,812	—	—	23,678
Pacific Private Placement Real Estate Fund No. 40		11,624	(748)	747	—	—	11,623
Mastern Private Real Estate Loan Fund No. 2		3,040	(1,908)	198	—	—	1,330
LB Scotland Amazon Fulfillment Center Fund 29		30,928	3,780	(15,860)	—	—	18,848

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
JR AMC Hungary Budapest Office Fund 16	~~W~~	12,687	221	279	—	—	13,187
EDNCENTRAL Co., Ltd. (*)		—	—	—	—	—	—
Gyeonggi-Neoplux Superman Fund		5,056	—	(918)	—	—	4,138
NewWave 6th Fund		13,716	(1,425)	(1,583)	—	—	10,708
Neoplux No. 3 Private Equity Fund		18,981	(404)	(6,425)	—	—	12,152
PCC Amberstone Private Equity Fund I		17,258	(5,513)	2,795	—	—	14,540
KIAMCO POWERLOAN TRUST 4TH		45,099	(2,331)	5,935	—	—	48,703
Mastern Opportunity Seeking Real Estate Fund II		13,135	(4,868)	(2,995)	—	—	5,272
Neoplux Market-Frontier Secondary Fund		10,427	(4,006)	1,754	—	—	8,175
Synergy Green New Deal 1st New Technology Business Investment Fund		10,315	(72)	614	—	—	10,857
KIAMCO Vietnam Solar Special Asset Private Investment Trust		6,836	(580)	847	—	—	7,103
SHINHAN-NEO Core Industrial Technology Fund		13,616	(9,247)	3,742	—	—	8,111
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No. 2		23,356	(2,538)	892	—	—	21,710
Eum Private Equity Fund No.7		9,166	(400)	390	—	—	9,156
Kiwoom Hero No. 4 Private Equity Fund		3,442	(96)	851	—	—	4,197
Vogo Canister Professional Trust Private Fund I		45,871	(47,321)	1,450	—	—	—
AJ-KOSNET Semicon One Venture Fund		2,854	—	358	—	—	3,212
Timefolio The Venture-V second		5,801	(4,444)	8	—	—	1,365
Shinhan Smilegate Global PEF I		3,801	(4,326)	4,407	—	—	3,882
Genesis Eco No.1 PEF		11,219	—	(142)	—	—	11,077
SHINHAN-NEO Market-Frontier 2nd Fund		32,670	(5,466)	295	—	—	27,499
NH-Synergy Core Industrial New Technology Fund		6,439	(6,175)	(264)	—	—	—
J& Moorim Jade Investment Fund		4,920	—	433	—	—	5,353

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Ulmus SHC innovation investment fund	~~W~~	5,543	(1,150)	(88)	—	—	4,305
T Core Industrial Technology 1st Venture PEF		4,254	(378)	(881)	—	—	2,995
Fine Value POST IPO No. 5 Private Equity Fund		3,766	(3,565)	(201)	—	—	—
TI First Property Private Investment Trust 1		3,102	(203)	203	—	—	3,102
IBKC Global Contents Investment Fund		4,701	(4,764)	63	—	—	—
Kiwoom-Shinhan Innovation Fund 2		9,165	1,148	(86)	—	—	10,227
ETRI Holdings-Shinhan 1st Unicorn Fund		3,295	1,500	(99)	—	—	4,696
SJ ESG Innovative Growth Fund		4,198	—	(1,083)	—	—	3,115
AVES 1st Corporate Recovery Private Equity Fund		4,768	—	(245)	—	—	4,523
Reverent-Shinhan Vista Fund		2,600	54	755	—	—	3,409
JS Shinhan Private Equity Fund		4,933	—	1,448	—	—	6,381
Daishin Newgen New Technology Investment Fund 1 st		6,082	(5,742)	(340)	—	—	—
Meta TB ESG Private Equity Fund I		5,771	—	(88)	—	—	5,683
Shinhan VC tomorrow venture fund 1		45,210	25,608	(185)	—	—	70,633
H-IOTA Fund		9,524	(2,639)	2,492	—	—	9,377
Stonebridge-Shinhan Unicorn Secondary Fund		7,427	6,160	—	—	—	13,587
Tres-Yujin Trust		10,359	—	2,672	—	—	13,031
Shinhan-Time mezzanine blind Fund		14,121	—	2,305	—	—	16,426
Capstone REITs No. 26		5,750	—	(381)	—	—	5,369
JB Incheon-Bucheon REITS No. 54		4,978	—	(11)	—	—	4,967
Hankook Smart Real Asset Investment Trust No. 3		7,668	—	(1,662)	—	—	6,006
JB Hwaseong-Hadong REITs No. 53		4,983	—	(9)	—	—	4,974
KB Oaktree Trust No. 3		8,668	304	916	—	—	9,888
Daehan No. 36 Office Asset Management Company		22,482	(25,394)	2,912	—	—	—
Rhinos Premier Mezzanine Private Investment Fund No. 1		3,056	(3,048)	(8)	—	—	—
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No. 2		62,769	(12,710)	2,738	—	—	52,797

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Shinhan JigaeNamsan Road Private Special Asset Investment Trust	~~W~~	41,434	(1,142)	(647)	—	—	39,645
SKS-Yozma Fund No.1		3,455	(2,931)	(524)	—	—	—
KB Distribution Private Real Estate 3-1		25,976	—	(1,897)	—	—	24,079
Pacific Private Investment Trust No. 49-1		27,377	—	623	—	—	28,000
KIWOOM Real estate private placement fund for normal investors No. 31		8,558	(435)	(91)	—	—	8,032
RIFA Real estate private placement fund for normal investors No. 51		5,731	(294)	(66)	—	—	5,371
Fivetree general private equity fund No. 15		12,572	(12,572)	—	—	—	—
Shinhan-Kunicorn first Fund		9,626	—	(202)	—	—	9,424
Shinhan-Quantum Startup Fund		3,986	1,800	(121)	—	—	5,665
Shinhan Simone Fund I		4,837	(991)	(424)	—	—	3,422
Korea Investment develop seed Trust No. 1		9,532	(939)	1,552	—	—	10,145
Tiger Green alpha Trust No. 29		28,573	(664)	2,083	—	—	29,992
STIC ALT Global II Private Equity Fund		9,504	(217)	554	—	—	9,841
NH-Brain EV Fund		11,125	(12,999)	1,874	—	—	—
DDI LVC Master Real Estate Investment Trust Co., Ltd.		6,583	—	(783)	—	—	5,800
Reverent Frontier Private Equity Fund IV Specializing in Start-up Venture Business		3,294	—	(1,220)	—	—	2,074
Find-Green New Deal 2nd Equity Fund		4,465	—	(141)	—	—	4,324
ShinhanFitrin 1st Technology Business Investment Association		4,519	—	(287)	—	—	4,232
Koramco Private Real Estate Fund 143		6,667	—	2	—	—	6,669
Korea Investment Top Mezzanine Private Real Estate Trust No. 1		10,016	(994)	854	—	—	9,876
LB YoungNam Logistics Private Trust No. 40		9,782	(600)	443	—	—	9,625
Shinhan-Cognitive Start-up Fund L.P.		5,329	—	(1,120)	—	—	4,209
Cornerstone J&M Fund I		3,488	—	(74)	—	—	3,414

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Logisvalley Shinhan REIT Co., Ltd.	~~W~~	3,598	—	(209)	—	—	3,389
DA Value-Honest New Technology Investment Fund 1		4,099	(2,754)	(1,345)	—	—	—
Shinhan-G.N.Tech Smart Innovation Fund		9,977	2,535	492	—	—	13,004
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		6,968	—	(210)	—	—	6,758
Korea Investment Green Newdeal Infra Trust No.1		10,257	5,962	(123)	—	—	16,096
BTS 2nd Private Equity Fund		6,342	3,796	21	—	—	10,159
NH-J&-IBKC Label Technology Fund		9,747	—	(101)	—	—	9,646
Hanyang Time Mezzanine Fund		3,012	(300)	(201)	—	—	2,511
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund		2,261	1,250	405	—	—	3,916
Shinhan-isquare Venture PEF 1		4,286	100	(149)	—	—	4,237
Aurum Goldrush ESG Private Fund No. 1		2,917	—	90	—	—	3,007
Capstone Develop Frontier Trust		7,547	(549)	1,051	—	—	8,049
Nextrade Co., Ltd.		9,700	—	—	—	—	9,700
SH 1.5years Maturity Investment Type Security Investment Trust No. 2		4,835	(4,835)	—	—	—	—
Eventus-IBKC LIB Fund		6,632	(7,064)	432	—	—	—
IBKC-Behigh Fund 1st		3,219	—	(59)	—	—	3,160
ON No.1 Private Equity Fund		5,321	—	391	—	—	5,712
Digital New Deal Kappa Private Equity Fund		4,845	—	(98)	—	—	4,747
IBKCJS New Technology Fund No.1		6,130	(2,418)	(1,094)	—	—	2,618
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		9,803	—	(157)	—	—	9,646
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		12,013	(2,170)	1,481	—	—	11,324
Koramco IPO REITS Mezzanine General Private Investment Trust No. 38		3,171	(61)	168	—	—	3,278
TogetherKorea Private Investment Trust No. 6		5,270	—	153	—	—	5,423

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
TogetherKorea Private Investment Trust No. 7	~~W~~	5,270	—	153	—	—	5,423
Kiwoom Core Industrial Technology Investment Fund No. 3		4,180	—	39	—	—	4,219
Penture K-Content Investment Fund		5,622	6,000	(303)	—	—	11,319
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		7,969	6,413	(914)	—	—	13,468
Hana Alternative Investment Kosmes PCBO General PEF No. 1		5,107	(526)	544	—	—	5,125
Shinhan-Timefolio Bio Accelerator Fund		5,927	6,000	(220)	—	—	11,707
Shinhan M&A-ESG Fund		4,169	2,576	(291)	—	—	6,454
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.		10,574	6,609	1,621	—	—	18,804
KDBC meta-enter New Technology investment fund		6,940	—	(143)	—	—	6,797
Shinhan Time Secondary Blind New Technology Investment Trust		4,754	—	(117)	—	—	4,637
Shinhan DS Secondary Investment Fund		7,477	(1,408)	(3,630)	—	—	2,439
Shinhan-openwater pre-IPO Investment Trust 1		4,973	—	693	—	—	5,666
Shinhan-CJ TechInnovation Fund 1st		2,364	2,400	(169)	—	—	4,595
Shinhan-Eco Venture Fund 2nd		3,610	450	(103)	—	—	3,957
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		3,154	3,200	143	—	—	6,497
Hantoo Shinhan Lake K-beauty Technology Investment Trust		9,969	—	295	—	—	10,264
Shinhan HB Wellness 1st Investment Trust		4,992	—	334	—	—	5,326
Korea real Asset Fund No. 3		9,315	7,865	(628)	—	—	16,552
PineStreet Global Corporate FoF XIII-2		721	3,087	(65)	—	—	3,743
IGIS Yongsan Office General Private Real Estate Investment Trust 518		23,131	(5,596)	(391)	—	—	17,144
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		4,536	—	(786)	—	—	3,750
Time Robotics New Technology Investment Trust		3,966	(200)	12	—	—	3,778

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Ascent-welcome Technology Investment Trust No. 2	~~W~~	8,771	—	(311)	—	—	8,460
Newmain I funds		1,991	—	7,373	—	—	9,364
Igis General PE Real Estate Investment Trust 517-1		51,736	5,000	(1,834)	—	—	54,902
SH Ulmus M.P.E. Innovative Venture Fund 7		3,000	—	32	—	—	3,032
Consus Osansegyo No. 2		8,104	—	(95)	—	—	8,009
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)		7,822	(7,502)	(320)	—	—	—
Shinhan AIM Private Fund of Fund 9-B		24,018	9,751	2,972	—	—	36,741
Shinhan General Private Real Estate Investment Trust No. 3		7,838	18,970	(102)	—	—	26,706
NH Absolute Project L General Private Investment Trust		4,893	(5,264)	371	—	—	—
Paros Kosdaq Venture General Private Investment Trust No. 5		5,994	—	596	—	—	6,590
Happy Pet Life Care New Technology Investment Association No. 2		3,456	—	(457)	—	—	2,999
Shinhan-soo secondary Fund		5,249	12,250	(762)	—	—	16,737
TECHFIN RATINGS Co., Ltd.		—	27,000	(1,390)	—	—	25,610
Songpa biz cluster PFV Co., Ltd.		—	13,700	(336)	—	—	13,364
Planeta PTE LTD		—	11,341	—	—	—	11,341
The E&Shinhan New Growth Up Fund		—	3,600	(82)	—	—	3,518
Shinhan-GB FutureFlow Fund L.P.		—	5,855	(352)	(353)	—	5,150
Credila Financial Services		—	250,270	4,017	8,829	—	263,116
Shinhan Market-Frontier Fund III		—	13,205	(414)	—	—	12,791
DB IPO HighYield Fund 1		—	4,000	278	—	—	4,278
Exponential SQUARE Private Investment Trust No.1		—	6,146	(938)	—	—	5,208
Fine North America Credit Private Mixed Asset Investment Trust 22		—	4,549	64	—	—	4,613
IGIS Private Real Estate Investment No. 454		—	3,393	(25)	—	—	3,368
IGIS Private Real Estate Investment No. 462		—	4,607	(174)	—	—	4,433
BNW Recharge Private Equity Fund		—	6,767	371	—	—	7,138

	2024
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
United Partners Realasset Fund No.14	~~W~~	—	10,000	(2)	—	—	9,998
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12		—	17,929	48	—	—	17,977
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13		—	11,996	39	—	—	12,035
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14		—	13,953	(242)	—	—	13,711
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15		—	13,955	(217)	—	—	13,738
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16		—	13,837	(547)	—	—	13,290
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17		—	5,270	108	—	—	5,378
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18		—	10,530	395	—	—	10,925
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19		—	5,270	(218)	—	—	5,052
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]		—	4,124	73	—	—	4,197
Others		210,518	(9,778)	(17,080)	—	—	183,660

	~~W~~	2,692,031	118,786	(23,822)	9,063	(43,078)	2,752,980

(*) Due to cumulative unrealized losses incurred since initial acquisition, this item was recognized as an impairment loss.

	2025
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
BNP Paribas Cardif Life Insurance	~~W~~	36,436	—	(2,105)	2,146	—	36,477
Shinhan-Neoplux Energy Newbiz Fund		14,612	—	(1,590)	—	—	13,022
Shinhan-Albatross tech investment Fund		8,672	(2,017)	(989)	—	—	5,666
VOGO Debt Strategy Qualified IV Private		3,713	(1,863)	(12)	—	—	1,838
Shinhan-Midas Donga Secondary Fund		3,152	(915)	(528)	—	—	1,709
ShinHan – Soo Young Entrepreneur Investment Fund No.1		3,381	(1,340)	(297)	—	—	1,744
Shinhan Praxis K-Growth Global Private Equity Fund		3,690	—	—	—	—	3,690
Kiwoom Milestone Professional Private Real Estate Trust 19 (*)		—	—	—	—	—	—
Shinhan Global Healthcare Fund 1 (*)		—	—	—	—	—	—
KB NA Hickory Private Special Asset Fund		17,493	(17,628)	135	—	—	—
Koramco Europe Core Private Placement Real Estate Fund No.2-2 (*)		6,815	—	(618)	—	(771)	5,426
Shinhan-Nvestor Liquidity Solution Fund		5,126	(1,250)	(147)	—	—	3,729
Shinhan AIM FoF Fund 1-A		9,804	(9,813)	10	—	—	1
IGIS Global Credit Fund 150-1		4,989	(2,979)	(1,017)	—	—	993
Nomura-Rifa Private Real Estate Investment Trust 19 (*)		1,939	(13)	80	—	(2,006)	—
Genesis North America Power Company No.1 PEF		6,802	(1,254)	523	—	—	6,071
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No. 3		9,402	(11,201)	1,799	—	—	—

	2025
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Korea Finance Security Co., Ltd.	~~W~~	3,542	—	307	—	—	3,849
MIEL Co., Ltd. (*)		—	—	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		58,807	1,505	2,459	—	—	62,771
Kiwoom-Shinhan Innovation Fund I		7,979	—	(225)	—	—	7,754
Samchully Midstream Private Placement Special Asset Fund 5-4		39,484	(1,871)	(2,666)	—	—	34,947
MK Ventures-K Clavis Growth Capital Venture Fund 1 (*)		3	—	(1)	—	—	2
Vestas Qualified Investors Private Real Estate Fund Investment Trust No. 37		35,413	(1,678)	(1,648)	—	—	32,087
Milestone Private Real Estate Fund 3		19,120	1,789	367	—	—	21,276
Nomura-Rifa Private Real Estate Investment Trust 31		6,343	(98)	(159)	—	—	6,086
FuturePlay-Shinhan TechInnovation Fund 1		5,785	—	517	—	—	6,302
Stonebridge Corporate 1st Fund		3,977	(3,367)	(610)	—	—	—
Vogo Realty Partners Private Real Estate Fund V		10,662	(225)	(166)	—	—	10,271
Korea Credit Bureau		7,574	(90)	2,654	—	—	10,138
Goduck Gangil1 PFV Co., Ltd. (*)		96	(25)	(8)	—	—	63
SBC PFV Co., Ltd.		37,616	—	(2,662)	—	—	34,954
NH-amundi global infra private fund 16 (*)		32,968	6,422	(9,385)	—	(2,205)	27,800
SH BNCT Professional Investment Type Private Special Asset Investment Trust		225,708	(29,542)	9,837	—	—	206,003
IGIS Real-estate Private Investment Trust No. 33		15,632	(9,746)	878	—	—	6,764
Goduck Gangil10 PFV Co., Ltd.		6,165	(1,030)	(379)	(4,756)	—	—

	2025
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Fidelis Global Private Real Estate Trust No.2 (*)	~~W~~	551	—	—	—	—	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12 (*)		24,644	—	—	—	(7,792)	16,852
Shinhan Global Healthcare Fund 2 (*)		—	—	—	—	—	—
Shinhan AIM Real Estate Fund No.1		2,884	—	3,620	—	—	6,504
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		39,491	(858)	640	—	—	39,273
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		21,947	11	(2,176)	—	—	19,782
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		15,770	(521)	423	—	—	15,672
Korea Omega-Shinhan Project Fund I		19,473	(31,903)	17,793	—	—	5,363
Samsung SRA Real Estate Professional Private 45		30,276	(2,887)	1,642	—	—	29,031
IBK Global New Renewable Energy Special Asset Professional Private2		33,098	(5,805)	755	—	—	28,048
VS Cornerstone Fund		3,225	(3,618)	393	—	—	—
Kakao-Shinhan 1st TNYT Fund		23,678	—	128	—	—	23,806
Pacific Private Placement Real Estate Fund No. 40		11,623	(747)	8,176	—	—	19,052
LB Scotland Amazon Fulfillment Center Fund 29		18,848	6,351	(2,262)	—	—	22,937
JR AMC Hungary Budapest Office Fund 16		13,187	1,127	43	—	—	14,357
Gyeonggi-Neoplux Superman Fund		4,138	—	70	—	—	4,208
NewWave 6th Fund		10,708	—	(872)	—	—	9,836

	2025
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Neoplux No. 3 Private Equity Fund	~~W~~	12,152	(20)	(1,923)	—	—	10,209
PCC Amberstone Private Equity Fund I		14,540	(6,457)	(66)	—	—	8,017
KIAMCO POWERLOAN TRUST 4TH		48,703	(2,796)	893	—	—	46,800
Mastern Opportunity Seeking Real Estate Fund II		5,272	(4,873)	749	—	—	1,148
Neoplux Market-Frontier Secondary Fund		8,175	—	(2,613)	—	—	5,562
Synergy Green New Deal 1st New Technology Business Investment Fund		10,857	(10,841)	(16)	—	—	—
KIAMCO Vietnam Solar Special Asset Private Investment Trust		7,103	—	(201)	—	—	6,902
SHINHAN-NEO Core Industrial Technology Fund		8,111	—	(1,011)	—	—	7,100
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No. 2		21,710	(2,514)	962	—	—	20,158
Eum Private Equity Fund No. 7		9,156	(405)	783	—	—	9,534
Kiwoom Hero No. 4 Private Equity Fund		4,197	(9,523)	5,326	—	—	—
AJ-KOSNET Semicon One Venture Fund		3,212	—	(51)	—	—	3,161
Shinhan Smilegate Global PEF I		3,882	(3,882)	—	—	—	—
Genesis Eco No.1 PEF		11,077	—	(2,305)	—	—	8,772
SHINHAN-NEO Market-Frontier 2nd Fund		27,499	(4,014)	1,133	—	—	24,618
J& Moorim Jade Investment Fund		5,353	(7,579)	2,226	—	—	—
Ulmus SHC innovation investment fund		4,305	—	1,302	—	—	5,607
T Core Industrial Technology 1st Venture PEF		2,995	—	61	—	—	3,056

	2025
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
TI First Property Private Investment Trust 1	~~W~~	3,102	(4,248)	2,046	—	—	900
Kiwoom-Shinhan Innovation Fund 2		10,227	(3,771)	6,223	—	—	12,679
ETRI Holdings-Shinhan 1st Unicorn Fund		4,696	(500)	(72)	—	—	4,124
SJ ESG Innovative Growth Fund		3,115	(2,458)	(657)	—	—	—
AVES 1st Corporate Recovery Private Equity Fund		4,523	—	(25)	—	—	4,498
Reverent-Shinhan Vista Fund		3,409	54	300	—	—	3,763
JS Shinhan Private Equity Fund		6,381	—	(119)	—	—	6,262
Meta TB ESG Private Equity Fund I		5,683	—	(91)	—	—	5,592
Shinhan VC tomorrow venture fund 1		70,633	2,214	29,693	—	—	102,540
H-IOTA Fund		9,377	(9,615)	238	—	—	—
Stonebridge-Shinhan Unicorn Secondary Fund		13,587	(2,002)	1,497	—	—	13,082
Tres-Yujin Trust		13,031	—	115	—	—	13,146
Shinhan-Time mezzanine blind Fund		16,426	(16,504)	78	—	—	—
Capstone REITs No. 26		5,369	—	(300)	—	—	5,069
JB Incheon-Bucheon REITS No. 54		4,967	—	818	—	—	5,785
Hankook Smart Real Asset Investment Trust No. 3		6,006	(1,515)	(2,408)	—	—	2,083
JB Hwaseong-Hadong REITs No. 53		4,974	(5,195)	1,014	—	—	793
KB Oaktree Trust No. 3		9,888	(1,118)	544	—	—	9,314
KAI-The Square Fund 1 (*)		125	—	30	—	(144)	11
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No. 2		52,797	(24,390)	3,141	—	—	31,548
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		39,645	(901)	1,552	—	—	40,296

	2025
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
KB Distribution Private Real Estate 3-1 (*)	~~W~~	24,079	—	(939)	—	(23,140)	—
Pacific Private Investment Trust No.49-1		28,000	—	8,678	—	—	36,678
KIWOOM Real estate private placement fund for normal investors No. 31 (*)		8,032	—	14	—	(8,046)	—
RIFA Real estate private placement fund for normal investors No. 51 (*)		5,371	—	9	—	(5,380)	—
Shinhan-Kunicorn first Fund		9,424	—	(1,723)	—	—	7,701
Shinhan-Quantum Startup Fund		5,665	—	(117)	—	—	5,548
Shinhan Simone Fund I		3,422	(1,962)	36	—	—	1,496
Korea Investment develop seed Trust No.1		10,145	(527)	1,112	—	—	10,730
Tiger Green alpha Trust No. 29		29,992	(31,100)	1,108	—	—	—
STIC ALT Global II Private Equity Fund		9,841	(217)	169	—	—	9,793
DDI LVC Master Real Estate Investment Trust Co., Ltd.		5,800	—	(1,141)	—	—	4,659
Find-Green New Deal 2nd Equity Fund		4,324	—	402	—	—	4,726
ShinhanFitrin 1st Technology Business Investment Association		4,232	—	(298)	—	—	3,934
Koramco Private Real Estate Fund 143		6,669	—	1,423	—	—	8,092
Korea Investment Top Mezzanine Private Real Estate Trust No.1		9,876	(5,701)	(1,135)	—	—	3,040
LB YoungNam Logistics Private Trust No. 40		9,625	(600)	687	—	—	9,712
Shinhan-Cognitive Start-up Fund L.P.		4,209	—	(62)	—	—	4,147
Cornerstone J&M Fund I		3,414	(4,109)	695	—	—	—
Logisvalley Shinhan REIT Co., Ltd.		3,389	—	(144)	—	—	3,245
Shinhan-G.N.Tech Smart Innovation Fund		13,004	(4,160)	2,130	—	—	10,974

	2025
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st	~~W~~	6,758	1,800	(366)	—	—	8,192
Korea Investment Green Newdeal Infra Trust No.1		16,096	1,418	(75)	—	—	17,439
BTS 2nd Private Equity Fund		10,159	806	(27)	—	—	10,938
NH-J&-IBKC Label Technology Fund		9,646	(5,396)	4,031	—	—	8,281
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund		3,916	(1,150)	1,187	—	—	3,953
Shinhan-isquare Venture PEF 1		4,237	(874)	(62)	—	—	3,301
Aurum Goldrush ESG Private Fund No. 1		3,007	—	(438)	—	—	2,569
Capstone Develop Frontier Trust		8,049	(7,607)	(442)	—	—	—
Nextrade Co., Ltd.		9,700	—	—	—	—	9,700
IBKC-Behigh Fund 1st		3,160	—	(64)	—	—	3,096
ON No.1 Private Equity Fund		5,712	(6,020)	308	—	—	—
Digital New Deal Kappa Private Equity Fund		4,747	(5,534)	787	—	—	—
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		9,646	(4,304)	1,818	—	—	7,160
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		11,324	(1,916)	745	—	—	10,153
Koramco IPO REITS Mezzanine General Private Investment Trust No. 38		3,278	(87)	342	—	—	3,533
TogetherKorea Private Investment Trust No. 6		5,423	—	117	—	—	5,540
TogetherKorea Private Investment Trust No. 7		5,423	—	117	—	—	5,540
Kiwoom Core Industrial Technology Investment Fund No. 3		4,219	—	(44)	—	—	4,175
Penture K-Content Investment Fund		11,319	8,000	(3,239)	—	—	16,080

	2025
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund	~~W~~	13,468	(5,790)	3,055	—	—	10,733
Hana Alternative Investment Kosmes PCBO General PEF No. 1		5,125	(528)	686	—	—	5,283
Shinhan-Timefolio Bio Accelerator Fund		11,707	(6,060)	11,465	—	—	17,112
Shinhan M&A-ESG Fund		6,454	1,946	653	—	—	9,053
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.		18,804	(472)	1,216	—	—	19,548
KDBC meta-enter New Technology investment fund		6,797	(7,000)	203	—	—	—
Shinhan Time Secondary Blind New Technology Investment Trust		4,637	2,375	4,126	—	—	11,138
Shinhan DS Secondary Investment Fund		2,439	7,087	21,652	—	—	31,178
Shinhan-openwater pre-IPO Investment Trust 1		5,666	(2,450)	3,350	—	—	6,566
Shinhan-CJ TechInnovation Fund 1st		4,595	—	(174)	—	—	4,421
Shinhan-Eco Venture Fund 2nd		3,957	(330)	(43)	—	—	3,584
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		6,497	505	53	—	—	7,055
Hantoo Shinhan Lake K-beauty Technology Investment Trust		10,264	(2,938)	(252)	—	—	7,074
Shinhan HB Wellness 1st Investment Trust		5,326	—	364	—	—	5,690
Korea real Asset Fund No.3		16,552	1,046	1,082	—	—	18,680
Timefolio Tech Fund I		2,990	—	49	—	—	3,039
PineStreet Global Corporate FoF XIII-2		3,743	3,273	1,126	—	—	8,142
IGIS Yongsan Office General Private Real Estate Investment Trust 518		17,144	(726)	(2,412)	—	—	14,006

	2025
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
SH K-REITs Infra Real Estate Investment Trust (FoFs)	~~W~~	2,813	(176)	545	—	—	3,182
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		3,750	—	255	—	—	4,005
Time Robotics New Technology Investment Trust		3,778	(72)	(76)	—	—	3,630
Ascent-welcome Technology Investment Trust No. 2		8,460	(1,659)	302	—	—	7,103
Newmain I funds		9,364	(9,254)	(110)	—	—	—
Igis General PE Real Estate Investment Trust 517-1		54,902	3,000	(2,927)	—	—	54,975
SH Ulmus M.P.E. Innovative Venture Fund 7		3,032	—	(99)	—	—	2,933
Consus Osansegyo No. 2		8,009	—	—	—	—	8,009
Shinhan AIM Private Fund of Fund 9-B		36,741	5,053	1,802	—	—	43,596
Shinhan General Private Real Estate Investment Trust No. 3		26,706	660	2,023	—	—	29,389
Paros Kosdaq Venture General Private Investment Trust No. 5		6,590	(3,062)	110	—	—	3,638
Shinhan-soo secondary Fund		16,737	—	705	—	—	17,442
TECHFIN RATINGS Co., Ltd.		25,610	—	(2,570)	—	—	23,040
Songpa biz cluster PFV Co., Ltd.		13,364	—	(437)	—	—	12,927
Planeta PTE LTD		11,341	—	898	—	—	12,239
The E&Shinhan New Growth Up Fund		3,518	2,580	1,398	—	—	7,496
HHR Special Situation Real Estate Private Investment Trust No. 13		2,749	(224)	691	—	—	3,216
Shinhan-GB FutureFlow Fund L.P.		5,150	2,996	(313)	249	—	8,082
Credila Financial Services		263,116	3,240	20,059	(20,601)	—	265,814
Shinhan-DS Mezzanine Fund 1		2,869	—	774	—	—	3,643

	2025
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Shinhan Time BM sobujang Fund	~~W~~	1,405	1,750	216	—	—	3,371
Tigris Fund No. 58		1,977	(1,420)	3,252	—	—	3,809
Shinhan Market-Frontier Fund III		12,791	8,804	881	—	—	22,476
DB IPO HighYield Fund 1		4,278	(4,342)	64	—	—	—
Exponential SQUARE Private Investment Trust No.1		5,208	(5,668)	460	—	—	—
Fine North America Credit Private Mixed Asset Investment Trust 22		4,613	807	463	—	—	5,883
IGIS Private Real Estate Investment No. 454		3,368	—	(6)	—	—	3,362
IGIS Private Real Estate Investment No. 462		4,433	—	(56)	—	—	4,377
BNW Recharge Private Equity Fund		7,138	—	(2,656)	—	—	4,482
United Partners Realasset Fund No. 14		9,998	(65)	135	—	—	10,068
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 12		17,977	(17,977)	—	—	—	—
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 13		12,035	(12,035)	—	—	—	—
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 14		13,711	—	2,685	—	—	16,396
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 15		13,738	—	2,116	—	—	15,854
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 16		13,290	—	2,687	—	—	15,977
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 17		5,378	—	1,847	—	—	7,225
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 18		10,925	—	3,948	—	—	14,873

	2025
Investees	Beginning balance		Investment and dividend	Equity method income (loss)	Change in other comprehensive income	Impairment loss	Ending balance
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 19	~~W~~	5,052	—	2,515	—	—	7,567
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]		4,197	(326)	517	—	—	4,388
SH Prestige High Dividend Security Feeder No.1[Equity]		2,579	1,962	2,229	—	—	6,770
IGIS Real Estate General Private Feeder Investment Company No. 562		—	23,000	(1,782)	—	—	21,218
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 21		—	15,700	(1,011)	—	—	14,689
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 22		—	15,700	(261)	—	—	15,439
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No. 23		—	15,700	(1,146)	—	—	14,554
Finflow		—	7,058	(20)	—	—	7,038
Fireant Media and Digital Service Joint Stock Company		—	4,925	(204)	—	—	4,721
ST EIP Holdings Inc.		—	51,873	1,265	—	—	53,138
AMP Capital Global Infrastructure Fund II B L		—	24,243	(1,171)	—	—	23,072
Post CR REITS No.1		—	3,500	—	—	—	3,500
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)[Bond-FoFs]		—	4,781	(48)	—	—	4,733
Others		187,092	(74,374)	47,885	—	(1)	160,602

		~~W~~ 2,752,980	(262,556)	221,225	(22,962)	(49,485)	2,639,202

(*)	Due to cumulative unrealized losses incurred since initial acquisition, this item was recognized as an impairment loss.

(c)	Summarized financial information of major associates as of December 31, 2024 and 2025 is as follows:

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	2,714,143	2,471,042	57,764	(22,798)	3,917	(18,881)
Shinhan-Neoplux Energy Newbiz Fund		52,550	6,398	26,255	1,591	—	1,591
Shinhan-Albatross tech investment Fund		17,575	229	17,168	(1,666)	—	(1,666)
VOGO Debt Strategy Qualified IV Private		18,573	8	5,810	3,229	—	3,229
Shinhan-Midas Donga Secondary Fund		6,304	—	868	(797)	—	(797)
ShinHan – Soo Young Entrepreneur Investment Fund No.1		14,244	157	30,591	17,828	—	17,828
Shinhan Praxis K-Growth Global Private Equity Fund		26,087	6	18	(14)	—	(14)
Kiwoom Milestone Professional Private Real Estate Trust 19		—	39,013	6,701	3,188	—	3,188
Shinhan Global Healthcare Fund 1		39	4,925	—	(1)	—	(1)
KB NA Hickory Private Special Asset Fund		51,721	5,072	15,337	(1,158)	—	(1,158)
Koramco Europe Core Private Placement Real Estate Fund No. 2-2		17,260	1,779	(1,381)	(10,599)	—	(10,599)
KDBC-Midas Dong-A Global contents Fund		11,416	62	4	(7,080)	—	(7,080)
Shinhan-Nvestor Liquidity Solution Fund		20,841	270	2,354	1,236	—	1,236
Shinhan AIM FoF Fund 1-A		39,244	30	12,872	5,353	—	5,353
IGIS Global Credit Fund 150-1		19,966	12	5,917	5,008	—	5,008
Genesis North America Power Company No.1 PEF		15,514	—	7,299	7,018	—	7,018
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No. 3		40,375	81	28,764	28,406	—	28,406
Korea Finance Security Co., Ltd.		36,984	13,230	46,929	1,991	—	1,991
MIEL Co., Ltd.		423	565	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		165,492	885	(88,843)	(152,566)	—	(152,566)
Kiwoom-Shinhan Innovation Fund I		16,166	209	469	253	—	253

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Samchully Midstream Private Placement Special Asset Fund 5-4	~~W~~	94,792	30	22,021	9,371	—	9,371
MK Ventures-K Clavis Growth Capital Venture Fund 1 (*)		10	—	151	146	—	146
Vestas Qualified Investors Private Real Estate Fund Investment Trust No. 37		59,045	23	11,969	2,925	—	2,925
Milestone Private Real Estate Fund 3		59,637	—	1,297	(10,711)	—	(10,711)
Nomura-Rifa Private Real Estate Investment Trust 31		92,219	71,961	43,830	32,959	—	32,959
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No. 2		11,845	6	1,183	1,265	—	1,265
FuturePlay-Shinhan TechInnovation Fund 1		11,855	285	2,219	(1,648)	—	(1,648)
Stonebridge Corporate 1st Fund		9,016	1	—	(373)	—	(373)
Vogo Realty Partners Private Real Estate Fund V		49,374	96	5,403	(6,973)	—	(6,973)
Korea Credit Bureau		153,079	68,920	172,186	9,791	—	9,791
Goduck Gangil1 PFV Co., Ltd.		9,794	542	85,798	6,326	—	6,326
SBC PFV Co., Ltd.		1,315,956	1,125,532	4	(7,622)	—	(7,622)
NH-amundi global infra private fund 16		72,552	6,617	84,498	38,998	—	38,998
SH BNCT Professional Investment Type Private Special Asset Investment Trust		311,321	—	3,086	17,396	—	17,396
Sparklabs-Shinhan Opportunity Fund 1		5,505	—	25	(2,405)	—	(2,405)
IGIS Real-estate Private Investment Trust No. 33		93,113	54,852	5,709	2,863	—	2,863
Goduck Gangil10 PFV Co., Ltd.		31,122	144	59,353	6,350	—	6,350
Fidelis Global Private Real Estate Trust No. 2		748	57	(1)	(2)	—	(2)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		145,170	59,302	(7,077)	(10,179)	—	(10,179)
Shinhan Global Healthcare Fund 2		31	183	1	—	—	—
Shinhan AIM Real Estate Fund No. 2		6,641	1,461	123,427	(89,613)	—	(89,613)

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Shinhan AIM Real Estate Fund No.1	~~W~~	14,604	877	164,469	(245,607)	—	(245,607)
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		179,396	52	22,204	25,277	—	25,277
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		75,611	426	11,878	6,489	—	6,489
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		22,106	29	2,581	2,283	—	2,283
Korea Omega-Shinhan Project Fund I		38,945	—	19,657	19,599	—	19,599
Samsung SRA Real Estate Professional Private 45		139,222	18,119	(11,232)	(11,358)	—	(11,358)
IBK Global New Renewable Energy Special Asset Professional Private2		114,189	—	(4,160)	(32,244)	—	(32,244)
VS Cornerstone Fund		8,085	254	—	(134)	—	(134)
NH-Amundi US Infrastructure Private Fund2		2,100	1	107	6,423	—	6,423
Kakao-Shinhan 1st TNYT Fund		48,793	96	12,387	7,840	—	7,840
Pacific Private Placement Real Estate Fund No. 40		145,794	98,798	4,270	3,022	—	3,022
Mastern Private Real Estate Loan Fund No. 2		3,977	14	627	590	—	590
LB Scotland Amazon Fulfillment Center Fund 29		29,223	227	3,917	(16,566)	—	(16,566)
JR AMC Hungary Budapest Office Fund 16		42,031	1,543	858	858	—	858
EDNCENTRAL Co., Ltd.		122,357	200,291	(35,285)	(70,591)	—	(70,591)
Gyeonggi-Neoplux Superman Fund		20,711	1,697	716	(4,218)	—	(4,218)
NewWave 6th Fund		36,572	878	9,185	(5,276)	—	(5,276)
Neoplux No.3 Private Equity Fund		129,055	7,532	1,307	(64,247)	—	(64,247)
PCC Amberstone Private Equity Fund I		67,099	—	17,359	12,898	—	12,898

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
KIAMCO POWERLOAN TRUST 4TH	~~W~~	102,831	13	8,143	12,529	—	12,529
Mastern Opportunity Seeking Real Estate Fund II		25,087	1,362	12,764	(13,478)	—	(13,478)
Neoplux Market-Frontier Secondary Fund		41,423	2	13,712	8,889	—	8,889
Synergy Green New Deal 1st New Technology Business Investment Fund		38,542	—	2,578	2,180	—	2,180
KIAMCO Vietnam Solar Special Asset Private Investment Trust		14,267	62	4,527	1,697	—	1,697
SHINHAN-NEO Core Industrial Technology Fund		16,704	400	21,363	7,522	—	7,522
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		72,396	31	3,173	2,973	—	2,973
Eum Private Equity Fund No.7		43,608	4	2,427	1,857	—	1,857
Kiwoom Hero No.4 Private Equity Fund		19,934	—	3,624	4,042	—	4,042
AJ-KOSNET Semicon One Venture Fund		14,576	122	1,827	1,613	—	1,613
Timefolio The Venture-V second		6,589	3	2,744	31	—	31
Shinhan Smilegate Global PEF I		27,798	475	(18,714)	(19,824)	—	(19,824)
Genesis Eco No.1 PEF		38,654	469	—	(490)	—	(490)
SHINHAN-NEO Market-Frontier 2nd Fund		65,802	1,402	11,931	691	—	691
J& Moorim Jade Investment Fund		21,508	—	1,862	1,740	—	1,740
Ulmus SHC innovation investment fund		17,910	—	207	(366)	—	(366)
T Core Industrial Technology 1st Venture PEF		9,541	23	206	(2,800)	—	(2,800)
TI First Property Private Investment Trust 1		7,776	21	4,139	507	—	507
Kiwoom-Shinhan Innovation Fund 2		23,991	129	429	(200)	—	(200)
ETRI Holdings-Shinhan 1st Unicorn Fund		9,391	—	7	(197)	—	(197)
SJ ESG Innovative Growth Fund		10,941	39	1	(3,791)	—	(3,791)
AVES 1st Corporate Recovery Private Equity Fund		6,131	194	—	(321)	—	(321)

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Reverent-Shinhan Vista Fund	~~W~~	25,415	—	6,002	5,629	—	5,629
JS Shinhan Private Equity Fund		165,748	1	(39,164)	(40,720)	—	(40,720)
Meta TB ESG Private Equity Fund I		20,742	—	23	(321)	—	(321)
Shinhan VC tomorrow venture fund 1		180,741	2,474	19,038	(467)	—	(467)
H-IOTA Fund		38,306	517	10,346	10,044	—	10,044
Stonebridge-Shinhan Unicorn Secondary Fund		52,230	—	71	(6)	—	(6)
Tres-Yujin Trust		26,264	202	5,347	5,344	—	5,344
Shinhan-Time mezzanine blind Fund		32,851	—	4,901	4,613	—	4,613
Capstone REITs No.26		51,536	40,798	914	(761)	—	(761)
JB Incheon-Bucheon REITS No.54		12,639	5	—	(29)	—	(29)
Hankook Smart Real Asset Investment Trust No.3		18,083	66	—	(4,986)	—	(4,986)
JB Hwaseong-Hadong REITs No.53		16,034	5	—	(29)	—	(29)
KB Oaktree Trust No.3		29,674	9	7,074	2,749	—	2,749
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		177,733	143	12,600	9,210	—	9,210
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		159,621	83	6,948	(2,604)	—	(2,604)
KB Distribution Private Real Estate 3-1		64,261	50	5,118	5,118	—	5,118
Pacific Private Investment Trust No.49-1		40,988	5,671	(1,819)	(2,852)	—	(2,852)
KIWOOM Real estate private placement fund for normal investors No. 31		13,403	17	1,669	1,604	—	1,604
RIFA Real estate private placement fund for normal investors No. 51		13,461	33	153	140	—	140
Shinhan-Kunicorn first Fund		24,603	7	7	(527)	—	(527)
Shinhan-Quantum Startup Fund		11,519	—	61	(246)	—	(246)
Shinhan Simone Fund I		8,901	3	206	(1,098)	—	(1,098)
Korea Investment develop seed Trust No.1		25,407	45	3,987	3,881	—	3,881
Tiger Green alpha Trust No.29		31,545	53	2,345	2,187	—	2,187
STIC ALT Global II Private Equity Fund		45,398	129	3,073	2,548	—	2,548
DDI LVC Master Real Estate Investment Trust Co., Ltd.		38,594	8	(60)	(5,340)	—	(5,340)

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Reverent Frontier Private Equity Fund IV Specializing in Start-up Venture Business	~~W~~	8,758	75	—	(5,109)	—	(5,109)
Find-Green New Deal 2nd Equity Fund		19,201	47	28	(625)	—	(625)
ShinhanFitrin 1st Technology Business Investment Association		26,243	68	2,869	2,445	—	2,445
Koramco Private Real Estate Fund 143		22,055	44	15	7	—	7
Korea Investment Top Mezzanine Private Real Estate Trust No.1		44,605	165	3,876	3,845	—	3,845
LB YoungNam Logistics Private Trust No.40		38,510	10	1,794	1,771	—	1,771
Shinhan-Cognitive Start-up Fund L.P.		12,844	—	4,046	2,657	—	2,657
Cornerstone J&M Fund I		12,849	47	1	(278)	—	(278)
Logisvalley Shinhan REIT Co., Ltd.		78,877	55,563	3,872	(1,031)	—	(1,031)
Shinhan-G.N.Tech Smart Innovation Fund		26,008	—	1,395	984	—	984
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		13,899	383	8	(420)	—	(420)
Korea Investment Green Newdeal Infra Trust No.1		57,567	25	—	(441)	—	(441)
BTS 2nd Private Equity Fund		39,434	359	527	81	—	81
NH-J&-IBKC Label Technology Fund		35,111	425	6	(363)	—	(363)
Hanyang Time Mezzanine Fund		8,790	—	270	(703)	—	(703)
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund		7,831	—	815	810	—	810
Shinhan-isquare Venture PEF 1		10,655	63	—	(372)	—	(372)
Aurum Goldrush ESG Private Fund No. 1		10,629	16	332	316	—	316
Capstone Develop Frontier Trust		37,644	81	4,987	4,906	—	4,906
Nextrade Co., Ltd.		123,829	2,579	(12,517)	(34,855)	—	(34,855)
IBKC-Behigh Fund 1st		10,629	—	26	(198)	—	(198)
ON No.1 Private Equity Fund		19,991	—	1,628	1,369	—	1,369
Digital New Deal Kappa Private Equity Fund		19,178	—	—	(396)	—	(396)

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
IBKCJS New Technology Fund No.1	~~W~~	8,901	—	2,523	(3,720)	—	(3,720)
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		46,301	—	9	(753)	—	(753)
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		39,658	24	9,617	5,184	—	5,184
Koramco IPO REITS Mezzanine General Private Investment Trust No. 38		4,390	19	244	224	—	224
TogetherKorea Private Investment Trust No. 6		5,425	1	150	147	—	147
TogetherKorea Private Investment Trust No. 7		5,425	1	150	147	—	147
Kiwoom Core Industrial Technology Investment Fund No.3		12,139	—	239	112	—	112
Penture K-Content Investment Fund		57,553	337	505	(1,532)	—	(1,532)
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		45,013	119	43	(3,047)	—	(3,047)
Hana Alternative Investment Kosmes PCBO General PEF No. 1		13,852	15	1,524	1,469	—	1,469
Shinhan-Timefolio Bio Accelerator Fund		24,659	464	32	(458)	—	(458)
Shinhan M&A-ESG Fund		27,661	1	137	(1,245)	—	(1,245)
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.		103,444	37,314	21,731	5,701	—	5,701
KDBC meta-enter New Technology investment fund		24,375	2	1	(513)	—	(513)
Shinhan Time Secondary Blind New Technology Investment Trust		9,762	—	133	(246)	—	(246)
Shinhan DS Secondary Investment Fund		5,047	152	(653)	(9,219)	—	(9,219)
Shinhan-openwater pre-IPO Investment Trust 1		11,337	5	1,873	1,386	—	1,386

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Shinhan-CJ TechInnovation Fund 1st	~~W~~	11,488	—	66	(422)	—	(422)
Shinhan-Eco Venture Fund 2nd		9,935	42	—	(257)	—	(257)
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		16,243	—	835	358	—	358
Hantoo Shinhan Lake K-beauty Technology Investment Trust		44,701	—	1,878	1,284	—	1,284
Shinhan HB Wellness 1st Investment Trust		10,971	—	808	688	—	688
Korea real Asset Fund No.3		58,401	468	—	(2,198)	—	(2,198)
PineStreet Global Corporate FoF XIII-2		3,748	5	173	(47)	—	(47)
IGIS Yongsan Office General Private Real Estate Investment Trust 518		271,916	206,529	16,409	(614)	—	(614)
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		16,313	—	11	(3,419)	—	(3,419)
Time Robotics New Technology Investment Trust		12,651	—	240	40	—	40
Ascent-welcome Technology Investment Trust No.2		30,597	—	16	(1,125)	—	(1,125)
Newmain I funds		25,757	3	25,313	20,278	—	20,278
Igis General PE Real Estate Investment Trust 517-1		57,074	346	11	(1,983)	—	(1,983)
SH Ulmus M.P.E. Innovative Venture Fund 7		10,612	—	250	112	—	112
Consus Osansegyo No.2		16,024	6	284	282	—	282
Shinhan AIM Private Fund of Fund 9-B		147,033	70	25,619	11,888	—	11,888
Shinhan General Private Real Estate Investment Trust No.3		130,731	2,057	5,557	(491)	—	(491)
Paros Kosdaq Venture General Private Investment Trust No. 5		23,074	—	916	2,087	—	2,087
Happy Pet Life Care New Technology Investment Association No.2		9,997	—	—	(1,523)	—	(1,523)
Shinhan-soo secondary Fund		21,567	—	77	(982)	—	(982)
TECHFIN RATINGS Co., Ltd.		32,223	4,000	170	(3,089)	—	(3,089)
Songpa biz cluster PFV Co., Ltd.		909,499	860,724	—	(1,225)	—	(1,225)

	2024
Investees	Asset		Liability	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Planeta PTE LTD	~~W~~	36,088	2,061	1,677	3,354	—	3,354
The E&Shinhan New Growth Up Fund		7,035	—	16	(163)	—	(163)
Shinhan-GB FutureFlow Fund L.P.		8,951	99	(98)	(801)	—	(801)
Credila Financial Services		6,597,497	5,362,148	188,931	36,768	—	36,768
Shinhan Market-Frontier Fund III		29,058	—	89	(940)	—	(940)
DB IPO HighYield Fund 1		14,974	—	970	846	—	846
Exponential SQUARE Private Investment Trust No.1		10,233	18	3,365	220	—	220
Fine North America Credit Private Mixed Asset Investment Trust 22		8,610	769	1,062	401	—	401
IGIS Private Real Estate Investment No.454		14,022	12	95	81	—	81
IGIS Private Real Estate Investment No.462		6,445	39	223	176	—	176
BNW Recharge Private Equity Fund		33,918	133	2,050	1,755	—	1,755
United Partners Realasset Fund No.14		30,026	32	206	(6)	—	(6)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12		1,758,651	1,399,238	78,021	30,627	—	30,627
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13		1,186,406	945,673	50,564	19,152	—	19,152
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14		1,086,016	811,622	37,721	19,563	—	19,563
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15		1,085,298	810,379	36,610	18,667	—	18,667
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16		1,084,569	818,607	42,410	24,595	—	24,595
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17		525,649	418,113	2,206	(155)	—	(155)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18		1,045,465	826,940	(1,922)	(4,905)	—	(4,905)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19		523,914	422,896	5,962	5,122	—	5,122
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]		18,870	109	7,131	3,895	—	3,895

(*)	Excluded associates that are not accounted for using the equity method due to disposal or for which financial information was not available as of December 31, 2024.

	2025
Investees	Assets		Liabilities	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
BNP Paribas Cardif Life Insurance	~~W~~	2,610,512	2,367,134	47,048	(14,043)	—	(14,043)
Shinhan-Neoplux Energy Newbiz Fund		45,420	4,290	5,216	(5,022)	—	(5,022)
Shinhan-Albatross tech investment Fund		11,342	11	2,990	(1,978)	—	(1,978)
VOGO Debt Strategy Qualified IV Private		9,193	4	1,503	(60)	—	(60)
Shinhan-Midas Donga Secondary Fund		3,417	—	1	(1,056)	—	(1,056)
ShinHan – Soo Young Entrepreneur Investment Fund No.1		7,369	103	294	(1,238)	—	(1,238)
Shinhan Praxis K-Growth Global Private Equity Fund		26,081	1	16	—	—	—
Kiwoom Milestone Professional Private Real Estate Trust 19		101	36,920	8,575	2,194	—	2,194
Shinhan Global Healthcare Fund 1		38	3,507	1	—	—	—
Koramco Europe Core Private Placement Real Estate Fund No.2-2		14,162	1,837	8,323	(1,404)	—	(1,404)
Shinhan-Nvestor Liquidity Solution Fund		15,085	121	2,301	(590)	—	(590)
Shinhan AIM FoF Fund 1-A		2	—	55	40	—	40
IGIS Global Credit Fund 150-1		3,976	3	(4,034)	(4,068)	—	(4,068)
Nomura-Rifa Private Real Estate Investment Trust 19		1,237	12,519	(9,928)	(11,027)	—	(11,027)
Genesis North America Power Company No.1 PEF		13,881	35	10,658	1,193	—	1,193
Korea Finance Security Co., Ltd.		41,108	15,296	47,822	2,059	—	2,059
MIEL Co., Ltd.		423	565	—	—	—	—
AIP Transportation Specialized Privately Placed Fund Trust #1		175,881	178	89,236	6,883	—	6,883
Kiwoom-Shinhan Innovation Fund I		15,849	341	2	(450)	—	(450)
Samchully Midstream Private Placement Special Asset Fund 5-4		83,898	25	15,930	(6,398)	—	(6,398)
MK Ventures-K Clavis Growth Capital Venture Fund 1		7	—	—	(4)	—	(4)

	2025
Investees	Assets		Liabilities	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37	~~W~~	53,514	35	7,454	(2,747)	—	(2,747)
Milestone Private Real Estate Fund 3		82,313	15,952	19,404	1,145	—	1,145
Nomura-Rifa Private Real Estate Investment Trust 31		90,451	71,014	9,498	(508)	—	(508)
FuturePlay-Shinhan TechInnovation Fund 1		12,764	160	1,201	1,034	—	1,034
Vogo Realty Partners Private Real Estate Fund V		47,579	115	14,350	(767)	—	(767)
Korea Credit Bureau		156,968	44,319	195,322	29,489	—	29,489
Goduck Gangil1 PFV Co., Ltd.		6,399	330	(134)	(769)	—	(769)
SBC PFV Co., Ltd.		1,517,864	1,338,087	(1,093)	(10,648)	—	(10,648)
NH-amundi global infra private fund 16		55,639	40	41,577	(18,770)	—	(18,770)
SH BNCT Professional Investment Type Private Special Asset Investment Trust		284,142	—	2,900	13,568	—	13,568
IGIS Real-estate Private Investment Trust No.33		93,022	65,050	10,378	3,631	—	3,631
Fidelis Global Private Real Estate Trust No.2		753	62	1	—	—	—
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		58,792	74	130	—	—	—
Shinhan Global Healthcare Fund 2		31	183	1	—	—	—
Shinhan AIM Real Estate Fund No.1		32,433	1,479	224,439	17,230	—	17,230
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		178,424	70	29,854	2,906	—	2,906
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		68,261	492	0	(7,455)	—	(7,455)
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		21,968	28	460	592	—	592

	2025
Investees	Assets		Liabilities	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Korea Omega-Shinhan Project Fund I	~~W~~	10,725	—	70,333	35,586	—	35,586
Samsung SRA Real Estate Professional Private 45		146,093	29,969	14,647	6,568	—	6,568
IBK Global New Renewable Energy Special Asset Professional Private2		96,818	51	17,251	2,605	—	2,605
Kakao-Shinhan 1st TNYT Fund		49,061	98	647	263	—	263
Pacific Private Placement Real Estate Fund No.40		175,099	98,060	110,276	33,061	—	33,061
LB Scotland Amazon Fulfillment Center Fund 29		35,411	123	27,397	(3,480)	—	(3,480)
JR AMC Hungary Budapest Office Fund 16		43,087	1,914	12,442	123	—	123
Gyeonggi-Neoplux Superman Fund		19,336	—	6,251	322	—	322
NewWave 6th Fund		33,577	791	2,485	(2,907)	—	(2,907)
Neoplux No.3 Private Equity Fund		111,356	9,271	35,272	(19,230)	—	(19,230)
PCC Amberstone Private Equity Fund I		38,558	1,561	5,875	(305)	—	(305)
KIAMCO POWERLOAN TRUST 4TH		98,813	13	5,028	1,885	—	1,885
Mastern Opportunity Seeking Real Estate Fund II		5,738	—	29,833	3,745	—	3,745
Neoplux Market-Frontier Secondary Fund		28,177	—	1,416	(13,237)	—	(13,237)
KIAMCO Vietnam Solar Special Asset Private Investment Trust		13,927	124	3,165	(402)	—	(402)
SHINHAN-NEO Core Industrial Technology Fund		14,560	288	264	(2,032)	—	(2,032)
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		67,224	29	2,943	3,207	—	3,207
Eum Private Equity Fund No.7		45,410	6	10,561	3,729	—	3,729
AJ-KOSNET Semicon One Venture Fund		14,406	178	2	(230)	—	(230)
Genesis Eco No.1 PEF		30,863	623	—	(7,946)	—	(7,946)

	2025
Investees	Assets		Liabilities	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
SHINHAN-NEO Market-Frontier 2nd Fund	~~W~~	59,139	1,485	11,056	2,653	—	2,653
Ulmus SHC innovation investment fund		23,322	—	5,587	5,416	—	5,416
T Core Industrial Technology 1st Venture PEF		9,715	3	198	194	—	194
TI First Property Private Investment Trust 1		2,272	21	5,173	5,115	—	5,115
Kiwoom-Shinhan Innovation Fund 2		29,907	325	14,854	14,519	—	14,519
ETRI Holdings-Shinhan 1st Unicorn Fund		8,247	—	11	(144)	—	(144)
AVES 1st Corporate Recovery Private Equity Fund		6,220	316	—	(33)	—	(33)
Reverent-Shinhan Vista Fund		28,061	—	2,541	2,237	—	2,237
JS Shinhan Private Equity Fund		163,377	724	(1,555)	(3,091)	—	(3,091)
Meta TB ESG Private Equity Fund I		20,410	—	8	(332)	—	(332)
Shinhan VC tomorrow venture fund 1		261,781	2,992	89,255	74,939	—	74,939
Stonebridge-Shinhan Unicorn Secondary Fund		50,970	672	6,450	5,755	—	5,755
Tres-Yujin Trust		26,592	301	233	230	—	230
Capstone REITs No.26		50,974	40,837	147	(600)	—	(600)
JB Incheon-Bucheon REITS No.54		14,729	11	2,109	2,081	—	2,081
Hankook Smart Real Asset Investment Trust No.3		6,352	103	7,701	(7,225)	—	(7,225)
JB Hwaseong-Hadong REITs No.53		2,559	3	3,293	3,268	—	3,268
KB Oaktree Trust No.3		28,742	798	10,358	1,632	—	1,632
KAI-The Square Fund 1		85	62	98	63	—	63
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		106,145	30	7,492	10,565	—	10,565
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		162,241	84	6,497	6,245	—	6,245
KB Distribution Private Real Estate 3-1		2	100	(100)	(2,603)	—	(2,603)

	2025
Investees	Assets		Liabilities	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Pacific Private Investment Trust No.49-1	~~W~~	46,448	184	16,845	10,946	—	10,946
KIWOOM Real estate private placement fund for normal investors No. 31		4	77	(34)	(50)	—	(50)
RIFA Real estate private placement fund for normal investors No. 51		19	47	4,756	(5)	—	(5)
Shinhan-Kunicorn first Fund		20,102	—	2	(4,498)	—	(4,498)
Shinhan-Quantum Startup Fund		11,281	—	29	(238)	—	(238)
Shinhan Simone Fund I		3,917	27	199	94	—	94
Korea Investment develop seed Trust No.1		26,936	111	3,244	2,780	—	2,780
STIC ALT Global II Private Equity Fund		45,262	216	4,458	777	—	777
DDI LVC Master Real Estate Investment Trust Co., Ltd.		30,991	9	(3)	(7,607)	—	(7,607)
Find-Green New Deal 2nd Equity Fund		20,984	47	1,932	1,781	—	1,781
ShinhanFitrin 1st Technology Business Investment Association		24,396	64	688	(1,843)	—	(1,843)
Koramco Private Real Estate Fund 143		26,771	65	4,706	4,696	—	4,696
Korea Investment Top Mezzanine Private Real Estate Trust No.1		13,706	26	1,336	(5,108)	—	(5,108)
LB YoungNam Logistics Private Trust No.40		38,857	10	2,937	2,748	—	2,748
Shinhan-Cognitive Start-up Fund L.P.		12,933	277	1,534	(189)	—	(189)
Logisvalley Shinhan REIT Co., Ltd.		78,074	55,469	3,874	(710)	—	(710)
Shinhan-G.N.Tech Smart Innovation Fund		21,948	—	7,129	4,260	—	4,260
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		16,757	373	7	(732)	—	(732)
Korea Investment Green Newdeal Infra Trust No.1		62,377	27	(217)	(268)	—	(268)
BTS 2nd Private Equity Fund		42,226	157	—	(104)	—	(104)

	2025
Investees	Assets		Liabilities	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
NH-J&-IBKC Label Technology Fund	~~W~~	30,499	721	15,844	14,495	—	14,495
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund		7,905	—	3,511	2,374	—	2,374
Shinhan-isquare Venture PEF 1		8,296	42	7	(155)	—	(155)
Aurum Goldrush ESG Private Fund No. 1		9,082	12	(1,155)	(1,546)	—	(1,546)
Nextrade Co., Ltd.		135,357	14,107	67,843	—	—	—
IBKC-Behigh Fund 1st		10,414	—	17	(215)	—	(215)
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		34,374	—	9,567	8,728	—	8,728
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		35,558	21	4,694	2,608	—	2,608
Koramco IPO REITS Mezzanine General Private Investment Trust No. 38		4,731	21	477	456	—	456
TogetherKorea Private Investment Trust No. 6		5,542	1	120	117	—	117
TogetherKorea Private Investment Trust No. 7		5,542	1	120	117	—	117
Kiwoom Core Industrial Technology Investment Fund No.3		12,014	—	831	(127)	—	(127)
Penture K-Content Investment Fund		81,619	337	67	(16,373)	—	(16,373)
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		35,845	69	10,805	10,183	—	10,183
Hana Alternative Investment Kosmes PCBO General PEF No. 1		14,278	15	2,110	1,852	—	1,852
Shinhan-Timefolio Bio Accelerator Fund		35,826	464	24,201	23,693	—	23,693
Shinhan M&A-ESG Fund		38,799	—	4,015	2,799	—	2,799
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.		68,818	70	11,231	4,276	—	4,276
Shinhan Time Secondary Blind New Technology Investment Trust		23,448	—	8,951	8,686	—	8,686
Shinhan DS Secondary Investment Fund		62,721	153	43,951	43,452	—	43,452

	2025
Investees	Assets		Liabilities	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Shinhan-openwater pre-IPO Investment Trust 1	~~W~~	13,138	6	6,899	6,700	—	6,700
Shinhan-CJ TechInnovation Fund 1st		11,053	—	68	(435)	—	(435)
Shinhan-Eco Venture Fund 2nd		9,001	42	249	(108)	—	(108)
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		17,637	—	725	133	—	133
Hantoo Shinhan Lake K-beauty Technology Investment Trust		30,811	—	—	(1,098)	—	(1,098)
Shinhan HB Wellness 1st Investment Trust		11,722	—	869	750	—	750
Korea real Asset Fund No.3		65,623	239	8,086	3,787	—	3,787
Timefolio Tech Fund I		14,419	71	531	231	—	231
PineStreet Global Corporate FoF XIII-2		8,150	8	1,805	1,126	—	1,126
IGIS Yongsan Office General Private Real Estate Investment Trust 518		262,395	208,976	11,179	(9,200)	—	(9,200)
SH K-REITs Infra Real Estate Investment Trust (FoFs)		13,671	16	2,515	2,339	—	2,339
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		17,420	—	671	1,109	—	1,109
Time Robotics New Technology Investment Trust		12,158	—	245	(255)	—	(255)
Ascent-welcome Technology Investment Trust No.2		25,688	—	1,144	1,092	—	1,092
Igis General PE Real Estate Investment Trust 517-1		57,644	346	(1,786)	(2,573)	(776)	(3,349)
SH Ulmus M.P.E. Innovative Venture Fund 7		10,268	—	206	(347)	—	(347)
Consus Osansegyo No.2		16,406	388	383	—	—	—
Shinhan AIM Private Fund of Fund 9-B		174,507	123	35,441	7,208	—	7,208
Shinhan General Private Real Estate Investment Trust No.3		143,216	1,616	8,811	9,747	—	9,747
Paros Kosdaq Venture General Private Investment Trust No. 5		12,354	2	921	374	—	374
Shinhan-soo secondary Fund		22,475	—	1,272	908	—	908
TECHFIN RATINGS Co., Ltd.		26,117	3,606	1,370	(5,711)	—	(5,711)

	2025
Investees	Assets		Liabilities	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
Songpa biz cluster PFV Co., Ltd.	~~W~~	2,061,152	2,013,972	—	(1,595)	—	(1,595)
Planeta PTE LTD		36,720	—	3,719	2,694	—	2,694
The E&Shinhan New Growth Up Fund		14,992	—	3,129	2,796	—	2,796
HHR Special Situation Real Estate Private Investment Trust No. 13		16,118	37	3,701	3,455	—	3,455
Shinhan-GB FutureFlow Fund L.P.		16,177	12	9	(626)	—	(626)
Credila Financial Services		8,555,773	7,082,850	907,033	199,394	(6,759)	192,635
Shinhan-DS Mezzanine Fund 1		24,137	—	5,679	5,128	—	5,128
Shinhan Time BM sobujang Fund		11,462	—	1,004	734	—	734
Tigris Fund No. 58		18,286	—	15,760	15,612	—	15,612
Shinhan Market-Frontier Fund III		51,059	—	3,594	2,001	—	2,001
Fine North America Credit Private Mixed Asset Investment Trust 22		10,641	641	1,764	787	—	787
IGIS Private Real Estate Investment No.454		14,004	15	1	(25)	—	(25)
IGIS Private Real Estate Investment No.462		6,372	47	6	(81)	—	(81)
BNW Recharge Private Equity Fund		21,346	133	3	(12,570)	—	(12,570)
United Partners Realasset Fund No.14		30,260	53	458	405	—	405
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14		1,130,346	916,520	62,187	35,016	—	35,016
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15		1,115,837	912,310	55,065	27,165	—	27,165
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16		1,085,990	877,765	65,151	35,020	—	35,020
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17		540,904	443,282	37,459	24,955	—	24,955
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18		1,110,136	877,285	87,835	61,808	—	61,808
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19		532,152	416,574	50,597	38,412	—	38,412
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]		22,143	102	5,643	2,597	—	2,597

	2025
Investees	Assets		Liabilities	Operating revenue	Net profit (loss)	Other comprehen- sive income (loss)	Total comprehen- sive income (loss)
SH Prestige High Dividend Security Feeder No.1[Equity]	~~W~~	28,356	52	9,538	9,319	—	9,319
IGIS Real Estate General Private Feeder Investment Company No.562		24,919	663	(53)	(1,716)	(1,536)	(3,252)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.21		1,584,731	1,289,266	43,763	(20,336)	—	(20,336)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.22		1,565,827	1,255,271	43,249	(5,250)	—	(5,250)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.23		1,378,370	1,085,625	34,074	(23,051)	—	(23,051)
Finflow		46,860	3,444	6,876	(133)	(858)	(991)
Fireant Media and Digital Service Joint Stock Company		26,827	97	403	(1,155)	—	(1,155)
ST EIP Holdings Inc.		614,640	506,195	26,162	2,582	—	2,582
AMP Capital Global Infrastructure Fund II B L		1,630,662	92,506	290,372	(78,067)	—	(78,067)
Post CR REITS No.1		5,008	8	8	—	—	—
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)[Bond-FoFs]		20,452	139	1,596	(206)	—	(206)

(*)	Excluded associates that are not accounted for using the equity method due to disposal or for which financial information was not available as of December 31, 2025.

(d)	The reconciliation of the financial information to the carrying amount of its interests in the associates as of December 31, 2024 and 2025 is as follows:

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
BNP Paribas Cardif Life Insurance	~~W~~	243,101	14.99	36,441	(5)	—	36,436
Shinhan-Neoplux Energy Newbiz Fund		46,152	31.66	14,612	—	—	14,612
Shinhan-Albatross tech investment Fund		17,346	50.00	8,672	—	—	8,672
VOGO Debt Strategy Qualified IV Private		18,565	20.00	3,713	—	—	3,713
Shinhan-Midas Donga Secondary Fund		6,304	50.00	3,152	—	—	3,152
ShinHan – Soo Young Entrepreneur Investment Fund No.1		14,087	24.00	3,381	—	—	3,381
Shinhan Praxis K-Growth Global Private Equity Fund		26,081	14.15	3,690	—	—	3,690
Kiwoom Milestone Professional Private Real Estate Trust 19 (*5)		(39,013)	50.00	(19,506)	—	19,506	—
Shinhan Global Healthcare Fund 1 (*5)		(4,886)	3.13	(153)	—	153	—
KB NA Hickory Private Special Asset Fund		46,649	37.50	17,493	—	—	17,493
Koramco Europe Core Private Placement Real Estate Fund No.2-2		15,481	44.02	6,815	—	—	6,815
KDBC-Midas Dong-A Global contents Fund		11,354	23.26	2,640	—	—	2,640
Shinhan-Nvestor Liquidity Solution Fund		20,571	24.92	5,126	—	—	5,126
Shinhan AIM FoF Fund 1-A		39,214	25.00	9,804	—	—	9,804
IGIS Global Credit Fund 150-1		19,954	25.00	4,989	—	—	4,989
Genesis North America Power Company No.1 PEF		15,514	43.84	6,802	—	—	6,802
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3		40,294	23.33	9,402	—	—	9,402
Korea Finance Security Co., Ltd.		23,754	14.91	3,542	—	—	3,542
MIEL Co., Ltd. (*2)		(142)	28.77	(41)	—	41	—
AIP Transportation Specialized Privately Placed Fund Trust #1		164,607	35.73	58,807	—	—	58,807
Kiwoom-Shinhan Innovation Fund I		15,957	50.00	7,979	—	—	7,979
Samchully Midstream Private Placement Special Asset Fund 5-4		94,762	41.67	39,484	—	—	39,484
MK Ventures-K Clavis Growth Capital Venture Fund 1		10	26.67	3	—	—	3
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		59,022	60.00	35,413	—	—	35,413
Milestone Private Real Estate Fund 3		59,637	32.06	19,120	—	—	19,120
Nomura-Rifa Private Real Estate Investment Trust 31		20,258	31.31	6,343	—	—	6,343

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2	~~W~~	11,839	21.27	2,518	—	—	2,518
FuturePlay-Shinhan TechInnovation Fund 1		11,570	50.00	5,785	—	—	5,785
Stonebridge Corporate 1st Fund		9,015	44.12	3,977	—	—	3,977
Vogo Realty Partners Private Real Estate Fund V		49,278	21.64	10,662	—	—	10,662
Korea Credit Bureau		84,159	9.00	7,574	—	—	7,574
Goduck Gangil1 PFV Co., Ltd.		9,252	1.04	96	—	—	96
SBC PFV Co., Ltd. (*3)		190,424	25.00	47,606	—	(9,990)	37,616
NH-amundi global infra private fund 16		65,935	50.00	32,968	—	—	32,968
SH BNCT Professional Investment Type Private Special Asset Investment Trust		311,321	72.50	225,708	—	—	225,708
Sparklabs-Shinhan Opportunity Fund 1		5,505	49.50	2,725	—	—	2,725
IGIS Real-estate Private Investment Trust No.33		38,261	40.86	15,632	—	—	15,632
Goduck Gangil10 PFV Co., Ltd.		30,978	19.90	6,165	—	—	6,165
Fidelis Global Private Real Estate Trust No.2		691	79.63	551	—	—	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		85,868	28.70	24,644	—	—	24,644
Shinhan Global Healthcare Fund 2 (*5)		(152)	13.68	(21)	—	21	—
Shinhan AIM Real Estate Fund No.2		5,180	30.00	1,554	—	—	1,554
Shinhan AIM Real Estate Fund No.1		13,727	21.01	2,884	—	—	2,884
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		179,344	22.02	39,491	—	—	39,491
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		75,185	29.19	21,947	—	—	21,947
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		22,077	71.43	15,770	—	—	15,770
Korea Omega-Shinhan Project Fund I		38,945	50.00	19,473	—	—	19,473
Samsung SRA Real Estate Professional Private 45		121,103	25.00	30,276	—	—	30,276
IBK Global New Renewable Energy Special Asset Professional Private2		114,189	28.98	33,098	—	—	33,098
VS Cornerstone Fund		7,831	41.18	3,225	—	—	3,225
NH-Amundi US Infrastructure Private Fund2		2,099	25.91	544	—	—	544
Kakao-Shinhan 1st TNYT Fund		48,697	48.62	23,678	—	—	23,678

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Pacific Private Placement Real Estate Fund No.40	~~W~~	46,996	24.73	11,623	—	—	11,623
Mastern Private Real Estate Loan Fund No.2		3,963	33.57	1,330	—	—	1,330
LB Scotland Amazon Fulfillment Center Fund 29		28,996	65.00	18,848	—	—	18,848
JR AMC Hungary Budapest Office Fund 16		40,488	32.57	13,187	—	—	13,187
EDNCENTRAL Co., Ltd. (*6)		(77,934)	13.47	(10,495)	—	10,495	—
Gyeonggi-Neoplux Superman Fund		19,014	21.76	4,138	—	—	4,138
NewWave 6th Fund		35,694	30.00	10,708	—	—	10,708
Neoplux No.3 Private Equity Fund		121,523	10.00	12,152	—	—	12,152
PCC Amberstone Private Equity Fund I		67,099	21.67	14,540	—	—	14,540
KIAMCO POWERLOAN TRUST 4TH		102,818	47.37	48,703	—	—	48,703
Mastern Opportunity Seeking Real Estate Fund II		23,725	22.22	5,272	—	—	5,272
Neoplux Market-Frontier Secondary Fund		41,421	19.74	8,175	—	—	8,175
Synergy Green New Deal 1st New Technology Business Investment Fund		38,542	28.17	10,857	—	—	10,857
KIAMCO Vietnam Solar Special Asset Private Investment Trust		14,205	50.00	7,103	—	—	7,103
SHINHAN-NEO Core Industrial Technology Fund		16,304	49.75	8,111	—	—	8,111
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		72,365	30.00	21,710	—	—	21,710
Eum Private Equity Fund No.7		43,604	21.00	9,156	—	—	9,156
Kiwoom Hero No.4 Private Equity Fund		19,934	21.05	4,197	—	—	4,197
AJ-KOSNET Semicon One Venture Fund		14,454	22.22	3,212	—	—	3,212
Timefolio The Venture-V second		6,586	20.73	1,365	—	—	1,365
Shinhan Smilegate Global PEF I		27,323	14.21	3,882	—	—	3,882
Genesis Eco No.1 PEF		38,185	29.01	11,077	—	—	11,077
SHINHAN-NEO Market-Frontier 2nd Fund		64,400	42.70	27,499	—	—	27,499
J& Moorim Jade Investment Fund		21,508	24.89	5,353	—	—	5,353
Ulmus SHC innovation investment fund		17,910	24.04	4,305	—	—	4,305
T Core Industrial Technology 1st Venture PEF		9,518	31.47	2,995	—	—	2,995
TI First Property Private Investment Trust 1		7,755	40.00	3,102	—	—	3,102
Kiwoom-Shinhan Innovation Fund 2		23,862	42.86	10,227	—	—	10,227
ETRI Holdings-Shinhan 1st Unicorn Fund		9,391	50.00	4,696	—	—	4,696
SJ ESG Innovative Growth Fund		10,902	28.57	3,115	—	—	3,115
AVES 1st Corporate Recovery Private Equity Fund		5,937	76.19	4,523	—	—	4,523

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Reverent-Shinhan Vista Fund	~~W~~	25,415	13.41	3,409	—	—	3,409
JS Shinhan Private Equity Fund		165,747	3.85	6,381	—	—	6,381
Meta TB ESG Private Equity Fund I		20,742	27.40	5,683	—	—	5,683
Shinhan VC tomorrow venture fund 1		178,267	39.62	70,633	—	—	70,633
H-IOTA Fund		37,789	24.81	9,377	—	—	9,377
Stonebridge-Shinhan Unicorn Secondary Fund		52,230	26.01	13,587	—	—	13,587
Tres-Yujin Trust		26,062	50.00	13,031	—	—	13,031
Shinhan-Time mezzanine blind Fund		32,851	50.00	16,426	—	—	16,426
Capstone REITs No.26		10,738	50.00	5,369	—	—	5,369
JB Incheon-Bucheon REITS No.54		12,634	39.31	4,967	—	—	4,967
Hankook Smart Real Asset Investment Trust No.3		18,017	33.33	6,006	—	—	6,006
JB Hwaseong-Hadong REITs No.53		16,029	31.03	4,974	—	—	4,974
KB Oaktree Trust No.3		29,665	33.33	9,888	—	—	9,888
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		177,590	29.73	52,797	—	—	52,797
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		159,538	24.85	39,645	—	—	39,645
KB Distribution Private Real Estate 3-1		64,211	37.50	24,079	—	—	24,079
Pacific Private Investment Trust No.49-1		35,317	79.28	28,000	—	—	28,000
KIWOOM Real estate private placement fund for normal investors No. 31		13,386	60.00	8,032	—	—	8,032
RIFA Real estate private placement fund for normal investors No. 51		13,428	40.00	5,371	—	—	5,371
Shinhan-Kunicorn first Fund		24,596	38.31	9,424	—	—	9,424
Shinhan-Quantum Startup Fund		11,519	49.18	5,665	—	—	5,665
Shinhan Simone Fund I		8,898	38.46	3,422	—	—	3,422
Korea Investment develop seed Trust No.1		25,362	40.00	10,145	—	—	10,145
Tiger Green alpha Trust No.29		31,492	95.24	29,992	—	—	29,992
STIC ALT Global II Private Equity Fund		45,269	21.74	9,841	—	—	9,841
DDI LVC Master Real Estate Investment Trust Co., Ltd. (*1)		38,586	15.00	5,788	—	12	5,800
Reverent Frontier Private Equity Fund IV Specializing in Start-up Venture Business		8,683	23.89	2,074	—	—	2,074
Find-Green New Deal 2nd Equity Fund		19,154	22.57	4,324	—	—	4,324
ShinhanFitrin 1st Technology Business Investment Association		26,175	16.17	4,232	—	—	4,232
Koramco Private Real Estate Fund 143		22,011	30.30	6,669	—	—	6,669
Korea Investment Top Mezzanine Private Real Estate Trust No.1		44,440	22.22	9,876	—	—	9,876

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
LB YoungNam Logistics Private Trust No.40	~~W~~	38,500	25.00	9,625	—	—	9,625
Shinhan-Cognitive Start-up Fund L.P.		12,844	32.77	4,209	—	—	4,209
Cornerstone J&M Fund I		12,802	26.67	3,414	—	—	3,414
Logisvalley Shinhan REIT Co., Ltd. (*1)		23,314	20.27	4,726	—	(1,337)	3,389
Shinhan-G.N.Tech Smart Innovation Fund		26,008	50.00	13,004	—	—	13,004
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		13,516	50.00	6,758	—	—	6,758
Korea Investment Green Newdeal Infra Trust No.1		57,542	27.97	16,096	—	—	16,096
BTS 2nd Private Equity Fund		39,075	26.00	10,159	—	—	10,159
NH-J&-IBKC Label Technology Fund		34,686	27.81	9,646	—	—	9,646
Hanyang Time Mezzanine Fund		8,790	28.57	2,511	—	—	2,511
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund		7,831	50.00	3,916	—	—	3,916
Shinhan-isquare Venture PEF 1		10,592	40.00	4,237	—	—	4,237
Aurum Goldrush ESG Private Fund No. 1		10,613	28.33	3,007	—	—	3,007
Capstone Develop Frontier Trust		37,563	21.43	8,049	—	—	8,049
Nextrade Co., Ltd.		121,250	8.00	9,700	—	—	9,700
IBKC-Behigh Fund 1st		10,629	29.73	3,160	—	—	3,160
ON No.1 Private Equity Fund		19,991	28.57	5,712	—	—	5,712
Digital New Deal Kappa Private Equity Fund		19,178	24.75	4,747	—	—	4,747
IBKCJS New Technology Fund No.1		8,901	29.41	2,618	—	—	2,618
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		46,301	20.83	9,646	—	—	9,646
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		39,634	28.57	11,324	—	—	11,324
Koramco IPO REITS Mezzanine General Private Investment Trust No. 38		4,371	75.00	3,278	—	—	3,278
TogetherKorea Private Investment Trust No. 6		5,424	99.98	5,423	—	—	5,423
TogetherKorea Private Investment Trust No. 7		5,424	99.98	5,423	—	—	5,423
Kiwoom Core Industrial Technology Investment Fund No.3		12,139	34.75	4,219	—	—	4,219
Penture K-Content Investment Fund		57,216	19.78	11,319	—	—	11,319
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		44,894	30.00	13,468	—	—	13,468
Hana Alternative Investment Kosmes PCBO General PEF No. 1		13,837	37.04	5,125	—	—	5,125

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Shinhan-Timefolio Bio Accelerator Fund	~~W~~	24,195	48.39	11,707	—	—	11,707
Shinhan M&A-ESG Fund		27,660	23.33	6,454	—	—	6,454
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.		66,130	28.43	18,804	—	—	18,804
KDBC meta-enter New Technology investment fund		24,373	27.89	6,797	—	—	6,797
Shinhan Time Secondary Blind New Technology Investment Trust		9,762	47.50	4,637	—	—	4,637
Shinhan DS Secondary Investment Fund		4,895	49.83	2,439	—	—	2,439
Shinhan-openwater pre-IPO Investment Trust 1		11,332	50.00	5,666	—	—	5,666
Shinhan-CJ TechInnovation Fund 1st		11,488	40.00	4,595	—	—	4,595
Shinhan-Eco Venture Fund 2nd		9,893	40.00	3,957	—	—	3,957
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		16,243	40.00	6,497	—	—	6,497
Hantoo Shinhan Lake K-beauty Technology Investment Trust		44,701	22.96	10,264	—	—	10,264
Shinhan HB Wellness 1st Investment Trust		10,971	48.54	5,326	—	—	5,326
Korea real Asset Fund No.3		57,933	28.57	16,552	—	—	16,552
PineStreet Global Corporate FoF XIII-2		3,743	100.00	3,743	—	—	3,743
IGIS Yongsan Office General Private Real Estate Investment Trust 518		65,387	26.22	17,144	—	—	17,144
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		16,313	22.99	3,750	—	—	3,750
Time Robotics New Technology Investment Trust		12,651	29.86	3,778	—	—	3,778
Ascent-welcome Technology Investment Trust No.2		30,597	27.65	8,460	—	—	8,460
Newmain I funds		25,754	36.36	9,364	—	—	9,364
Igis General PE Real Estate Investment Trust 517-1		56,728	96.78	54,902	—	—	54,902
SH Ulmus M.P.E. Innovative Venture Fund 7		10,612	28.57	3,032	—	—	3,032
Consus Osansegyo No.2		16,018	50.00	8,009	—	—	8,009
Shinhan AIM Private Fund of Fund 9-B		146,963	25.00	36,741	—	—	36,741
Shinhan General Private Real Estate Investment Trust No.3		128,674	20.75	26,706	—	—	26,706
Paros Kosdaq Venture General Private Investment Trust No. 5		23,074	28.56	6,590	—	—	6,590
Happy Pet Life Care New Technology Investment Association No.2		9,997	30.00	2,999	—	—	2,999

	2024
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Shinhan-soo secondary Fund	~~W~~	21,567	77.61	16,737	—	—	16,737
TECHFIN RATINGS Co., Ltd. (*4)		28,223	45.00	12,700	—	12,910	25,610
Songpa biz cluster PFV Co., Ltd.		48,775	27.40	13,364	—	—	13,364
Planeta PTE LTD		34,027	33.33	11,341	—	—	11,341
The E&Shinhan New Growth Up Fund		7,035	50.00	3,518	—	—	3,518
Shinhan-GB FutureFlow Fund L.P.		8,852	58.18	5,150	—	—	5,150
Credila Financial Services (*4)		1,235,349	10.93	135,024	—	128,092	263,116
Shinhan Market-Frontier Fund III		29,058	44.02	12,791	—	—	12,791
DB IPO HighYield Fund 1		14,974	28.57	4,278	—	—	4,278
Exponential SQUARE Private Investment Trust No.1		10,215	50.99	5,208	—	—	5,208
Fine North America Credit Private Mixed Asset Investment Trust 22		7,841	58.82	4,613	—	—	4,613
IGIS Private Real Estate Investment No.454		14,010	24.04	3,368	—	—	3,368
IGIS Private Real Estate Investment No.462		6,406	69.20	4,433	—	—	4,433
BNW Recharge Private Equity Fund		33,785	21.13	7,138	—	—	7,138
United Partners Realasset Fund No.14		29,994	33.33	9,998	—	—	9,998
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12		359,413	5.00	17,977	—	—	17,977
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13		240,733	5.00	12,035	—	—	12,035
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14		274,394	5.00	13,711	—	—	13,711
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15		274,919	5.00	13,738	—	—	13,738
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16		265,962	5.00	13,290	—	—	13,290
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17		107,536	5.00	5,378	—	—	5,378
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18		218,525	5.00	10,925	—	—	10,925
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19		101,018	5.00	5,052	—	—	5,052
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]		18,761	22.37	4,197	—	—	4,197

(*1)	Others represent the adjustments of fair value when acquired.
(*2)
Others represent fair value adjustment amounts recognized at the time of acquisition and cumulative losses that were not recognized due to the suspension of equity method accounting after the carrying amount of the investment account was reduced to zero as a result of accumulated deficits.

(*3)	Others represent adjustments resulting from the equity method not being applied to non-voting preferred shares issued by the investee.
(*4)	Others represent goodwill recognized at the time of acquisition.
(*5)	Others represent changes between the financial statements used for the external fair value valuation and those as of the end of the reporting period.
(*6)
Others represent cumulative unrecognized losses arising from the suspension of equity method accounting after the carrying amount of the investment account was reduced to zero due to accumulated deficits.

	2025
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
BNP Paribas Cardif Life Insurance	~~W~~	243,378	14.99	36,482	(5)	—	36,477
Shinhan-Neoplux Energy Newbiz Fund		41,130	31.66	13,022	—	—	13,022
Shinhan-Albatross tech investment Fund		11,331	50.00	5,666	—	—	5,666
VOGO Debt Strategy Qualified IV Private		9,189	20.00	1,838	—	—	1,838
Shinhan-Midas Donga Secondary Fund		3,417	50.00	1,709	—	—	1,709
ShinHan – Soo Young Entrepreneur Investment Fund No.1		7,266	24.00	1,744	—	—	1,744
Shinhan Praxis K-Growth Global Private Equity Fund		26,080	14.15	3,690	—	—	3,690
Kiwoom Milestone Professional Private Real Estate Trust 19 (*6)		(36,819)	50.00	(18,409)	—	18,409	—
Shinhan Global Healthcare Fund 1 (*6)		(3,469)	4.41	(153)	—	153	—
Koramco Europe Core Private Placement Real Estate Fund No.2-2		12,325	44.02	5,426	—	—	5,426
Shinhan-Nvestor Liquidity Solution Fund		14,964	24.92	3,729	—	—	3,729
Shinhan AIM FoF Fund 1-A		2	25.00	1	—	—	1
IGIS Global Credit Fund 150-1		3,973	25.00	993	—	—	993
Nomura-Rifa Private Real Estate Investment Trust 19 (*6)		(11,282)	31.20	(3,520)	—	3,520	—
Genesis North America Power Company No.1 PEF		13,846	43.84	6,071	—	—	6,071
Korea Finance Security Co., Ltd.		25,812	14.91	3,849	—	—	3,849
MIEL Co., Ltd. (*2)		(142)	28.77	(41)	—	41	—
AIP Transportation Specialized Privately Placed Fund Trust #1		175,703	35.73	62,771	—	—	62,771
Kiwoom-Shinhan Innovation Fund I		15,508	50.00	7,754	—	—	7,754
Samchully Midstream Private Placement Special Asset Fund 5-4		83,873	41.67	34,947	—	—	34,947
MK Ventures-K Clavis Growth Capital Venture Fund 1		7	26.67	2	—	—	2
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37		53,479	60.00	32,087	—	—	32,087

	2025
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Milestone Private Real Estate Fund 3	~~W~~	66,361	32.06	21,276	—	—	21,276
Nomura-Rifa Private Real Estate Investment Trust 31		19,437	31.31	6,086	—	—	6,086
FuturePlay-Shinhan TechInnovation Fund 1		12,604	50.00	6,302	—	—	6,302
Vogo Realty Partners Private Real Estate Fund V		47,464	21.64	10,271	—	—	10,271
Korea Credit Bureau		112,649	9.00	10,138	—	—	10,138
Goduck Gangil1 PFV Co., Ltd.		6,069	1.04	63	—	—	63
SBC PFV Co., Ltd. (*3)		179,777	25.00	44,944	—	(9,990)	34,954
NH-amundi global infra private fund 16		55,599	50.00	27,800	—	—	27,800
SH BNCT Professional Investment Type Private Special Asset Investment Trust		284,142	72.50	206,003	—	—	206,003
IGIS Real-estate Private Investment Trust No.33		27,972	24.18	6,764	—	—	6,764
Fidelis Global Private Real Estate Trust No.2		691	79.63	551	—	—	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12		58,718	28.70	16,852	—	—	16,852
Shinhan Global Healthcare Fund 2 (*6)		(152)	13.68	(21)	—	21	—
Shinhan AIM Real Estate Fund No.1		30,954	21.01	6,504	—	—	6,504
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust		178,354	22.02	39,273	—	—	39,273
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust		67,769	29.19	19,782	—	—	19,782
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2		21,940	71.43	15,672	—	—	15,672
Korea Omega-Shinhan Project Fund I		10,725	50.00	5,363	—	—	5,363
Samsung SRA Real Estate Professional Private 45		116,124	25.00	29,031	—	—	29,031
IBK Global New Renewable Energy Special Asset Professional Private2		96,767	28.98	28,048	—	—	28,048
Kakao-Shinhan 1st TNYT Fund		48,963	48.62	23,806	—	—	23,806
Pacific Private Placement Real Estate Fund No.40		77,039	24.73	19,052	—	—	19,052
LB Scotland Amazon Fulfillment Center Fund 29		35,288	65.00	22,937	—	—	22,937
JR AMC Hungary Budapest Office Fund 16		41,173	34.87	14,357	—	—	14,357
Gyeonggi-Neoplux Superman Fund		19,336	21.76	4,208	—	—	4,208
NewWave 6th Fund		32,786	30.00	9,836	—	—	9,836

	2025
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Neoplux No.3 Private Equity Fund	~~W~~	102,085	10.00	10,209	—	—	10,209
PCC Amberstone Private Equity Fund I		36,997	21.67	8,017	—	—	8,017
KIAMCO POWERLOAN TRUST 4TH		98,800	47.37	46,800	—	—	46,800
Mastern Opportunity Seeking Real Estate Fund II		5,738	20.00	1,148	—	—	1,148
Neoplux Market-Frontier Secondary Fund		28,177	19.74	5,562	—	—	5,562
KIAMCO Vietnam Solar Special Asset Private Investment Trust		13,803	50.00	6,902	—	—	6,902
SHINHAN-NEO Core Industrial Technology Fund		14,272	49.75	7,100	—	—	7,100
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2		67,195	30.00	20,158	—	—	20,158
Eum Private Equity Fund No.7		45,404	21.00	9,534	—	—	9,534
AJ-KOSNET Semicon One Venture Fund		14,228	22.22	3,161	—	—	3,161
Genesis Eco No.1 PEF		30,240	29.01	8,772	—	—	8,772
SHINHAN-NEO Market-Frontier 2nd Fund		57,654	42.70	24,618	—	—	24,618
Ulmus SHC innovation investment fund		23,322	24.04	5,607	—	—	5,607
T Core Industrial Technology 1st Venture PEF		9,712	31.47	3,056	—	—	3,056
TI First Property Private Investment Trust 1		2,251	40.00	900	—	—	900
Kiwoom-Shinhan Innovation Fund 2		29,582	42.86	12,679	—	—	12,679
ETRI Holdings-Shinhan 1st Unicorn Fund		8,247	50.00	4,124	—	—	4,124
AVES 1st Corporate Recovery Private Equity Fund		5,904	76.19	4,498	—	—	4,498
Reverent-Shinhan Vista Fund		28,061	13.41	3,763	—	—	3,763
JS Shinhan Private Equity Fund		162,653	3.85	6,262	—	—	6,262
Meta TB ESG Private Equity Fund I		20,410	27.40	5,592	—	—	5,592
Shinhan VC tomorrow venture fund 1		258,789	39.62	102,540	—	—	102,540
Stonebridge-Shinhan Unicorn Secondary Fund		50,298	26.01	13,082	—	—	13,082
Tres-Yujin Trust		26,291	50.00	13,146	—	—	13,146
Capstone REITs No.26		10,137	50.00	5,069	—	—	5,069
JB Incheon-Bucheon REITS No.54		14,718	39.31	5,785	—	—	5,785
Hankook Smart Real Asset Investment Trust No.3		6,249	33.33	2,083	—	—	2,083
JB Hwaseong-Hadong REITs No.53		2,556	31.03	793	—	—	793
KB Oaktree Trust No.3		27,944	33.33	9,314	—	—	9,314
KAI-The Square Fund 1		23	47.96	11	—	—	11
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2		106,115	29.73	31,548	—	—	31,548
Shinhan JigaeNamsan Road Private Special Asset Investment Trust		162,157	24.85	40,296	—	—	40,296

	2025
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
KB Distribution Private Real Estate 3-1 (*6)	~~W~~	(98)	37.50	(37)	—	37	—
Pacific Private Investment Trust No.49-1		46,264	79.28	36,678	—	—	36,678
KIWOOM Real estate private placement fund for normal investors No. 31 (*6)		(73)	60.00	(44)	—	44	—
RIFA Real estate private placement fund for normal investors No. 51 (*6)		(28)	40.00	(11)	—	11	—
Shinhan-Kunicorn first Fund		20,102	38.31	7,701	—	—	7,701
Shinhan-Quantum Startup Fund		11,281	49.18	5,548	—	—	5,548
Shinhan Simone Fund I		3,890	38.46	1,496	—	—	1,496
Korea Investment develop seed Trust No.1		26,825	40.00	10,730	—	—	10,730
STIC ALT Global II Private Equity Fund		45,046	21.74	9,793	—	—	9,793
DDI LVC Master Real Estate Investment Trust Co., Ltd. (*1)		30,982	15.00	4,647	—	12	4,659
Find-Green New Deal 2nd Equity Fund		20,937	22.57	4,726	—	—	4,726
ShinhanFitrin 1st Technology Business Investment Association		24,332	16.17	3,934	—	—	3,934
Koramco Private Real Estate Fund 143		26,706	30.30	8,092	—	—	8,092
Korea Investment Top Mezzanine Private Real Estate Trust No.1		13,680	22.22	3,040	—	—	3,040
LB YoungNam Logistics Private Trust No.40		38,847	25.00	9,712	—	—	9,712
Shinhan-Cognitive Start-up Fund L.P.		12,656	32.77	4,147	—	—	4,147
Logisvalley Shinhan REIT Co., Ltd. (*1)		22,605	20.27	4,582	—	(1,337)	3,245
Shinhan-G.N.Tech Smart Innovation Fund		21,948	50.00	10,974	—	—	10,974
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st		16,384	50.00	8,192	—	—	8,192
Korea Investment Green Newdeal Infra Trust No.1		62,350	27.97	17,439	—	—	17,439
BTS 2nd Private Equity Fund		42,069	26.00	10,938	—	—	10,938
NH-J&-IBKC Label Technology Fund		29,778	27.81	8,281	—	—	8,281
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund		7,905	50.00	3,953	—	—	3,953
Shinhan-isquare Venture PEF 1		8,254	40.00	3,301	—	—	3,301
Aurum Goldrush ESG Private Fund No. 1		9,070	28.33	2,569	—	—	2,569
Nextrade Co., Ltd.		121,250	8.00	9,700	—	—	9,700
IBKC-Behigh Fund 1st		10,414	29.73	3,096	—	—	3,096
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1		34,374	20.83	7,160	—	—	7,160
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18		35,537	28.57	10,153	—	—	10,153
Koramco IPO REITS Mezzanine General Private Investment Trust No. 38		4,710	75.00	3,533	—	—	3,533

	2025
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
TogetherKorea Private Investment Trust No. 6	~~W~~	5,541	99.98	5,540	—	—	5,540
TogetherKorea Private Investment Trust No. 7		5,541	99.98	5,540	—	—	5,540
Kiwoom Core Industrial Technology Investment Fund No.3		12,014	34.75	4,175	—	—	4,175
Penture K-Content Investment Fund		81,282	19.78	16,080	—	—	16,080
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund		35,776	30.00	10,733	—	—	10,733
Hana Alternative Investment Kosmes PCBO General PEF No. 1		14,263	37.04	5,283	—	—	5,283
Shinhan-Timefolio Bio Accelerator Fund		35,362	48.39	17,112	—	—	17,112
Shinhan M&A-ESG Fund		38,799	23.33	9,053	—	—	9,053
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.		68,748	28.43	19,548	—	—	19,548
Shinhan Time Secondary Blind New Technology Investment Trust		23,448	47.50	11,138	—	—	11,138
Shinhan DS Secondary Investment Fund		62,568	49.83	31,178	—	—	31,178
Shinhan-openwater pre-IPO Investment Trust 1		13,132	50.00	6,566	—	—	6,566
Shinhan-CJ TechInnovation Fund 1st		11,053	40.00	4,421	—	—	4,421
Shinhan-Eco Venture Fund 2nd		8,959	40.00	3,584	—	—	3,584
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1		17,637	40.00	7,055	—	—	7,055
Hantoo Shinhan Lake K-beauty Technology Investment Trust		30,811	22.96	7,074	—	—	7,074
Shinhan HB Wellness 1st Investment Trust		11,722	48.54	5,690	—	—	5,690
Korea real Asset Fund No.3		65,384	28.57	18,680	—	—	18,680
Timefolio Tech Fund I		14,348	21.18	3,039	—	—	3,039
PineStreet Global Corporate FoF XIII-2		8,142	100.00	8,142	—	—	8,142
IGIS Yongsan Office General Private Real Estate Investment Trust 518		53,419	26.22	14,006	—	—	14,006
SH K-REITs Infra Real Estate Investment Trust (FoFs)		13,655	23.30	3,182	—	—	3,182
Samsung-dunamu Innovative IT Technology Investment Trust No. 1		17,420	22.99	4,005	—	—	4,005
Time Robotics New Technology Investment Trust		12,158	29.86	3,630	—	—	3,630
Ascent-welcome Technology Investment Trust No.2		25,688	27.65	7,103	—	—	7,103
Igis General PE Real Estate Investment Trust 517-1		57,298	96.71	55,414	(439)	—	54,975
SH Ulmus M.P.E. Innovative Venture Fund 7		10,268	28.57	2,933	—	—	2,933
Consus Osansegyo No.2		16,018	50.00	8,009	—	—	8,009

	2025
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
Shinhan AIM Private Fund of Fund 9-B	~~W~~	174,384	25.00	43,596	—	—	43,596
Shinhan General Private Real Estate Investment Trust No.3		141,600	20.75	29,389	—	—	29,389
Paros Kosdaq Venture General Private Investment Trust No. 5		12,352	29.45	3,638	—	—	3,638
Shinhan-soo secondary Fund		22,475	77.61	17,442	—	—	17,442
TECHFIN RATINGS Co., Ltd. (*4)		22,511	45.00	10,130	—	12,910	23,040
Songpa biz cluster PFV Co., Ltd.		47,180	27.40	12,927	—	—	12,927
Planeta PTE LTD		36,720	33.33	12,239	—	—	12,239
The E&Shinhan New Growth Up Fund		14,992	50.00	7,496	—	—	7,496
HHR Special Situation Real Estate Private Investment Trust No. 13		16,081	20.00	3,216	—	—	3,216
Shinhan-GB FutureFlow Fund L.P.		16,165	50.00	8,082	—	—	8,082
Credila Financial Services (*4)		1,472,923	10.06	148,176	—	117,638	265,814
Shinhan-DS Mezzanine Fund 1		24,137	15.09	3,643	—	—	3,643
Shinhan Time BM sobujang Fund		11,462	29.41	3,371	—	—	3,371
Tigris Fund No. 58		18,286	20.83	3,809	—	—	3,809
Shinhan Market-Frontier Fund III		51,059	44.02	22,476	—	—	22,476
Fine North America Credit Private Mixed Asset Investment Trust 22		10,000	58.82	5,883	—	—	5,883
IGIS Private Real Estate Investment No.454		13,989	24.04	3,362	—	—	3,362
IGIS Private Real Estate Investment No.462		6,325	69.20	4,377	—	—	4,377
BNW Recharge Private Equity Fund		21,213	21.13	4,482	—	—	4,482
United Partners Realasset Fund No.14		30,207	33.33	10,068	—	—	10,068
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14		213,826	7.67	16,396	—	—	16,396
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15		203,527	7.79	15,854	—	—	15,854
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16		208,225	7.67	15,977	—	—	15,977
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17		97,622	7.40	7,225	—	—	7,225
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18		232,851	6.39	14,873	—	—	14,873
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19		115,578	6.55	7,567	—	—	7,567
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]		22,041	19.91	4,388	—	—	4,388
SH Prestige High Dividend Security Feeder No.1[Equity]		28,304	23.92	6,770	—	—	6,770

	2025
Investees	Net assets (a)		Ownership (%) (b)	Interests in the net assets (a)*(b)	Intra-group transactions	Others	Carrying amount
IGIS Real Estate General Private Feeder Investment Company No.562 (*5)	~~W~~	24,256	88.46	21,457	(264)	25	21,218
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.21		295,465	4.97	14,689	—	—	14,689
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.22		310,556	4.97	15,439	—	—	15,439
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.23		292,745	4.97	14,554	—	—	14,554
Finflow (*1)		43,416	15.00	6,512	—	526	7,038
Fireant Media and Digital Service Joint Stock Company		26,730	17.66	4,721	—	—	4,721
ST EIP Holdings Inc.		108,445	49.00	53,138	—	—	53,138
AMP Capital Global Infrastructure Fund II B L		1,538,156	1.50	23,072	—	—	23,072
Post CR REITS No.1		5,000	70.00	3,500	—	—	3,500
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)[Bond-FoFs]		20,313	23.30	4,733	—	—	4,733

(*1)	Others represent the adjustments of fair value when acquired.
(*2)
Others represent fair value adjustment amounts recognized at the time of acquisition and cumulative losses that were not recognized due to the suspension of equity method accounting after the carrying amount of the investment account was reduced to zero as a result of accumulated deficits.

(*3)	Others represent adjustments resulting from the equity method not being applied to non-voting preferred shares issued by the investee.
(*4)	Others represent goodwill recognized at the time of acquisition.
(*5)	Others represent changes between the financial statements used for the external fair value valuation and those as of the end of the reporting period.
(*6)
Others represent cumulative unrecognized losses arising from the suspension of equity method accounting after the carrying amount of the investment account was reduced to zero due to accumulated deficits.

(e)	The unrecognized equity method losses as of and for the years ended December 31, 2024 and 2025 are as follows:

	2024
Investees	Unrecognized changes during the prior period		Cumulative unrecognized equity method losses
MIEL Co., Ltd.	~~W~~	—	(41)
Shinhan Global Healthcare Fund 1		—	(153)
Shinhan Global Healthcare Fund 2		—	(21)
EDNCENTRAL Co., Ltd.		(4,818)	(10,495)
Kiwoom Milestone Professional Private Real Estate Trust 19		(73)	(19,506)

	~~W~~	(4,891)	(30,216)

	2025
Investees	Unrecognized changes during the current period		Cumulative unrecognized equity method losses
MIEL Co., Ltd.	~~W~~	—	(41)
Shinhan Global Healthcare Fund 1		—	(153)
Shinhan Global Healthcare Fund 2		—	(21)
Kiwoom Milestone Professional Private Real Estate Trust 19		1,097	(18,409)
KIWOOM Real estate private placement fund for normal investors No. 31		(44)	(44)
RIFA Real estate private placement fund for normal investors No. 51		(11)	(11)
KB Distribution Private Real Estate 3-1		(37)	(37)
Nomura-Rifa Private Real Estate Investment Trust 19		(3,520)	(3,520)

	~~W~~	(2,515)	(22,236)